UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Annual report

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

August 31, 2012

Fixed income mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summaries	7
Disclosure of Fund expenses	22
Security type/sector allocations	25
Statements of net assets	30
Statements of operations	72
Statements of changes in net assets	74
Financial highlights	84
Notes to financial statements	114
Report of independent registered
public accounting firm	128
Other Fund information	129
Board of trustees/directors and
officers addendum	136
About the organization	146

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® state tax-free funds	September 11, 2012

Performance preview (for the year ended August 31, 2012)
Delaware Tax-Free Arizona Fund (Class A shares)	1-year return	+10.15%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper Arizona Municipal Debt Funds Average	1-year return	+10.68%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Arizona Fund, please see the table on page 7.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.
The Lipper Arizona Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Arizona (double tax-exempt) or a city in Arizona (triple tax-exempt).

Delaware Tax-Free California Fund (Class A shares)	1-year return	+13.90%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper California Municipal Debt Funds Average	1-year return	+12.44%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free California Fund, please see the table on page 10.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.
The Lipper California Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in California (double tax-exempt) or a city in California (triple tax-exempt).

Delaware Tax-Free Colorado Fund (Class A shares)	1-year return	+11.23%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper Colorado Municipal Debt Funds Average	1-year return	+10.01%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Colorado Fund, please see the table on page 13.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.
The Lipper Colorado Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Colorado (double tax-exempt) or a city in Colorado (triple tax-exempt).

Portfolio management review
Delaware Investments® state tax-free funds

Delaware Tax-Free Idaho Fund (Class A shares)	1-year return	+8.21%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper Other States Municipal Debt Funds Average	1-year return	+9.03%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Idaho Fund, please see the table on page 16.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.
The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation on a specified city or state basis.

Delaware Tax-Free New York Fund (Class A shares)	1-year return	+12.18%
Barclays Municipal Bond Index (benchmark)	1-year return	+8.78%
Lipper New York Municipal Debt Funds Average	1-year return	+10.06%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free New York Fund, please see the table on page 19.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.
The Lipper New York Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in New York (double tax-exempt) or a city in New York (triple tax-exempt).

Economic backdrop

As the Funds’ fiscal year got under way in September 2011, signs were mounting that the U.S. economy was gradually improving. While this situation was interpreted positively for economically sensitive asset classes, it was also expected to lead to higher interest rates — a negative situation for most types of bonds.

By the second half of the Funds’ fiscal year, however, it became clear that the economy’s momentum was stalling:

  U.S. gross domestic product (GDP) — a measure of the goods and services produced by the nation — grew at an annualized rate of just 2.0% in the first quarter of 2012, down from 4.1% in the previous three-month period. In the second quarter of 2012, the rate of GDP growth slowed further, to an estimated 1.7%.

  Job creation remained persistently sluggish, as the unemployment rate fluctuated within a historically high range of 8.1% to 8.3% between January and August 2012.

(Data: U.S. Commerce Department; U.S. Labor Department)

Although individual localities around the country continued to experience fiscal struggles, we did not view this as an indication of deeply rooted risk in the municipal bond market as a whole. Instead, we saw isolated cases of municipalities dealing with specific challenges unique to their circumstances (such as underfunded pension plans or weak revenue streams).

Outside the United States, elevated debt levels in several European countries — most notably Greece, Spain, and Italy — continued to foster the region’s economic volatility. European policy makers hoped to avoid the worst-case scenario of a breakup of the shared euro currency, which would likely result in a massive disruption to the global economy. As the Funds’ fiscal year progressed, it appeared that a tentative framework for resolution was in place, but financial markets remained highly sensitive to the uncertainty of a successful ending to this fiscal crisis.

Economic conditions within each state, briefly noted

Arizona’s diverse economy is slowly recovering from the global financial crisis of 2008-2009 that has shaken economies for the past several years. Weakness remains likely in the short term, due largely to the damaging effects of a protracted housing bubble. Other notable developments:

  July’s nonfarm employment reading of 2.39 million was up 2.4% from July 2011, higher than the nation’s 1.4% gain. Unemployment figures have begun to improve, with a July 2012 unemployment rate of 8.3% (compared to a rate of 9.4% one year earlier).

  State revenues totaled $9.8 billion for fiscal 2011, an 18% increase from the year before. This was mostly accounted for by sales taxes and income taxes. Through the first 11 months of fiscal 2012, revenues are coming in 0.8% higher than expected and 6% higher than fiscal 2011.

(Data: U.S. Labor Department; Moody’s Investors Service)

California enjoys a large, diverse, and wealthy economy that accounts for 13% of U.S. gross domestic product. It shares much of the economic unsteadiness that has been felt nationwide. While the state’s unemployment rate has improved somewhat (from 12% in July 2011 to 10.7% in July 2012), it remains well above the national rate.

The governor signed a $91.3 billion 2013 General Fund budget that closed a $15.7 billion budget gap through revenue increases and expenditure cuts. In total, the budget reduces expenditures by $8.1 billion. The majority of the spending cuts are focused on health and human services, education, and the court system. If temporary taxes (which will be put to a popular vote in November 2012) are not approved, an additional $5.95 billion in cuts will be triggered. These cuts would be effective January 1, 2013.

(Data: U.S. Labor Department; California State Controller monthly financial reports; Moody’s Investors Service)

Colorado maintains a diverse economy, with a variety of strengths in the broad service sector. Generally speaking, Colorado remains a wealthy state, with per-capita income equal to 105% of the national average. The state’s nonfarm employment reading for July 2012 came in at 2.3 million, up by 1.6% from July 2011. Total revenues for fiscal 2012 are estimated to increase by 7.8% over fiscal 2011. For fiscal 2013, the state’s budget of $7.4 billion represents a 5.8% increase over fiscal 2012.

(Data: U.S. Labor Department; Colorado Office of State Planning and Budgeting; Moody’s Investors Service)

Portfolio management review
Delaware Investments® state tax-free funds

In Idaho, July 2012 nonfarm employment came in at 619,000, up 1.3% from July 2011. Idaho’s economy continued to grow more diversified; however, it still has an above-average dependence on the natural resource sector.

Idaho’s governor signed a $2.7 billion 2013 General Fund budget in April 2012, representing a 6.8% increase over fiscal 2012. The budget includes $36 million in tax relief that reduces the top corporate and individual tax rates from 7.6% and 7.8%, respectively, to 7.4% each.

(Data: U.S. Labor Department; Idaho Division of Financial Management; www.sco.idaho.gov)

New York continued to exhibit a mature, broad-based, and wealthy economy that typically attracts a highly educated and global workforce. July 2012 readings for nonfarm employment came in at 8.84 million, up 1.3% from July 2011. Other notable circumstances:

  The state’s unemployment rate in July 2012 was 9.1%, higher than the national rate and above the state’s July 2011 rate of 8%.

  Revenues for the state’s 2012 fiscal year totaled $56.9 billion, 4.6% higher than fiscal 2011 but $314 million lower than projections.

  The state ended fiscal 2012 with a General Fund balance of $1.79 billion, an increase over fiscal 2011.

  Lawmakers signed off on a $132.6 billion budget that cuts spending by $135 million and includes no new taxes.
  The budget closes what was once a $3.5 billion deficit, a process made easier when lawmakers in December approved a tax increase on joint earners earning at least $2 million annually.

(Data: U.S. Labor Department; New York State Division of the Budget; Moody’s Investors Service; New York State Comptroller)

Municipal bond market conditions

The Funds’ fiscal year coincided with a beneficial environment for many municipal bond investors. Amid the sluggish U.S. economic backdrop and potential fallout from the European debt situation, yields on U.S. Treasury debt stayed dramatically low. Investors therefore looked elsewhere for sources of competitive yield, and municipal bonds benefited from this attention.

Another factor helping to lift municipal bond prices was a favorable relationship between supply and demand. The relatively limited supply of tax-exempt bonds, paired with extremely strong demand from some investors, provided support for the asset class. Several factors fueled the demand side of the equation. First, there were heavy flows back into investors’ hands through bond redemptions. Second, new inflows into municipal bond mutual funds remained high, as did demand from institutional investors. Institutional investors don’t often purchase municipal securities and don’t traditionally drive the market, but in this case they likely saw certain municipal bonds offering unusually attractive values relative to comparable opportunities among taxable bonds.

Another factor underlying the demand for municipal securities was investors’ search for higher yield in a low interest rate environment. Accordingly, bonds that exhibited higher yields, including those with longer maturities and lower credit ratings, generally outperformed their counterparts. In fact, the best-performing maturity range of the municipal bond market (as measured by the Barclays Municipal Bond Index) was 22 years and longer, which gained 14.52%, compared with an advance of just 0.89% for bonds with maturities of less than two years. Similarly, BBB-rated bonds were up 15.40% for the same time period, compared with a gain of just 6.07% for the AAA segment within that index.

Maintaining a consistent strategy

Across the Funds, we maintained a consistent management approach, emphasizing bottom-up security selection. We made investment decisions based on our research on individual bonds, instead of reacting to macroeconomic trends or trying to predict interest rate movements.

The Funds’ portfolios regularly emphasize A-rated and BBB-rated bonds and also maintain some allocation to bonds rated below investment grade. Simultaneously, they tend to underweight AAA-rated and AA-rated securities, as these higher-quality bonds generally offer fewer prospects to uncover hidden value.

Our comfort level with the Funds’ elevated weighting in relatively credit-sensitive securities stems from the thoroughness of our credit research process and our confidence in its ability to identify tax-exempt securities that offer a positive risk-versus-reward tradeoff.

The Funds entered the fiscal year well positioned in our view, given the income being generated by certain holdings acquired in a higher interest rate environment during 2009 and 2010. We did not make major changes to the Funds’ portfolio holdings during the fiscal year. The majority of activity focused on investing new cash that came into the Funds. We invested opportunistically, taking advantage of individual securities that we believed fit into each portfolio’s respective structure.

One noteworthy source of bond supply during the Funds’ fiscal year was Puerto Rico, and in late 2011 we added a number of Puerto Rican bonds that we believed were priced attractively. With a large amount of Puerto Rican issuance coming to market in a relatively short time period, we followed our rigorous research process in identifying what we believed to be meaningful additions to each Fund’s portfolio.

Notable sectors and securities

As mentioned earlier, bonds with longer maturity dates and relatively lower credit ratings generally performed better, a phenomenon reflected in breakdowns of market performance by maturity and by credit rating.

The outperformance of lower-rated bonds proved favorable for our style of investing. The strongest individual contributors to each of the Funds’ total-return results were notable for being representative of the trend in which long-dated, lower-credit-quality issues enjoyed a performance advantage.

The two strongest-performing individual contributors in Delaware Tax-Free Arizona Fund included healthcare bonds for the John C. Lincoln Hospital in Glendale, maturing in 2042 and rated BBB by Standard & Poor’s (S&P). Outperformers also included education bonds for Tucson Country Day School in Pima County, maturing in 2037 and rated BBB- by S&P. Among the Fund’s weakest contributors were AA-rated civic improvement bonds for a Phoenix light-rail transit project

Portfolio management review
Delaware Investments® state tax-free funds

and AAA-rated Arizona State Transportation Board highway revenue bonds. Both bonds struggled as their higher quality ratings made them less desirable to increasingly risk-tolerant investors. These securities contributed relatively weakly to the Fund’s overall return but nevertheless recorded positive gains.

Within Delaware Tax-Free California Fund, lower-rated, longer-dated securities once again provided the biggest support to Fund returns. The strongest contributors included nonrated Modesto County special tax bonds maturing in 2036 and Golden State tobacco securitization bonds maturing in 2047. To highlight the importance of maturity date on bond performance during the fiscal year, we note that the Fund’s positions in other Golden State tobacco securitization bonds, which were scheduled to mature in 2013, achieved very modest returns.

Within Delaware Tax-Free Colorado Fund, the strongest performers included Denver Health & Hospital Authority healthcare bonds, which were rated BBB by S&P and scheduled to mature in 2036. In addition, Denver Convention Center Hotel Authority revenue bonds, rated BBB- by S&P and maturing in 2035, made a significant contribution to performance. In contrast, notably weaker performers included two school district bonds, both of which carried near-term maturity dates that may have limited their attractiveness to many investors.

Within Delaware Tax-Free Idaho Fund, the strongest contributors included Virgin Islands Public Finance Authority revenue bonds (rated BBB by S&P and maturing in 2029), as well as nonrated developmental district bonds maturing in 2034. In both cases, relatively low ratings and long maturity dates helped performance. On the other hand, the Fund’s weakest-performing bonds included revenue bonds for Idaho State University (rated AA+ by S&P and maturing in 2020), and Bannock County school district bonds (rated Aaa by Moody’s Investors Service (Moody’s) and maturing in 2015). We believe both issues were held back by their high credit quality and near-term maturity dates.

Finally, the strongest-performing bonds within Delaware Tax-Free New York Fund included nonrated bonds issued by the East Rochester Housing Authority for Woodland Village (a continuing care retirement community), and industrial development bonds for Brighter Choice Charter School in Albany (rated BBB- by Fitch and maturing in 2037). Relatively weaker performers, meanwhile, included Battery Park City municipal lease bonds (with a 2014 call date and AAA rating by S&P) and Puerto Rico highway general obligation bonds (with a 2016 call date and Aaa rating by Moody’s). These securities appeared to be out of favor in the marketplace, given their high credit ratings and short maturity dates.

Performance summaries
Delaware Tax-Free Arizona Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through Aug. 31, 2012
	1 year	5 years	10 years
Class A (Est. April 1, 1991)
Excluding sales charge	+10.15%	+5.81%	+4.78%
Including sales charge	+5.23%	+4.84%	+4.30%
Class B (Est. March 10, 1995)
Excluding sales charge	+9.42%	+5.04%	+4.15%
Including sales charge	+5.42%	+4.79%	+4.15%
Class C (Est. May 26, 1994)
Excluding sales charge	+9.31%	+5.03%	+4.00%
Including sales charge	+8.31%	+5.03%	+4.00%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Tax-Free Arizona Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.59% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/ or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.93%	1.68%	1.68%
(without fee waivers)
Net expenses	0.84%	1.59%	1.59%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free Arizona Fund — Class A shares	$9,550	$15,239

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 7 through 9.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VAZIX	928916204
Class B	DVABX	928928639
Class C	DVACX	928916501

Performance summaries
Delaware Tax-Free California Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through Aug. 31, 2012
	1 year	5 years	10 years
Class A (Est. March 2, 1995)
Excluding sales charge	+13.90%	+6.56%	+5.48%
Including sales charge	+8.73%	+5.58%	+5.00%
Class B (Est. Aug. 23, 1995)
Excluding sales charge	+13.10%	+5.75%	+4.84%
Including sales charge	+9.10%	+5.51%	+4.84%
Class C (Est. April 9, 1996)
Excluding sales charge	+13.13%	+5.76%	+4.70%
Including sales charge	+12.13%	+5.76%	+4.70%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.57% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/ or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.98%	1.73%	1.73%
(without fee waivers)
Net expenses	0.82%	1.57%	1.57%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free California Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free California Fund — Class A shares	$9,550	$16,282

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 10 through 12.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVTAX	928928829
Class B	DVTFX	928928811
Class C	DVFTX	928928795

Delaware Tax-Free Colorado Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through Aug. 31, 2012
	1 year	5 years	10 years
Class A (Est. April 23, 1987)
Excluding sales charge	+11.23%	+5.95%	+4.93%
Including sales charge	+6.25%	+4.97%	+4.45%
Class B (Est. March 22, 1995)
Excluding sales charge	+10.41%	+5.18%	+4.30%
Including sales charge	+6.41%	+4.93%	+4.30%
Class C (Est. May 6, 1994)
Excluding sales charge	+10.39%	+5.17%	+4.15%
Including sales charge	+9.39%	+5.17%	+4.15%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 14. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Tax-Free Colorado Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.59% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.95%	1.70%	1.70%
(without fee waivers)
Net expenses	0.84%	1.59%	1.59%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free Colorado Fund — Class A shares	$9,550	$15,461

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 14. Please note additional details on pages 13 through 15.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VCTFX	928920107
Class B	DVBTX	928928787
Class C	DVCTX	92907R101

Performance summaries
Delaware Tax-Free Idaho Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through Aug. 31, 2012
	1 year	5 years	10 years
Class A (Est. Jan. 4, 1995)
Excluding sales charge	+8.21%	+5.60%	+4.82%
Including sales charge	+3.36%	+4.64%	+4.34%
Class B (Est. March 16, 1995)
Excluding sales charge	+7.41%	+4.83%	+4.19%
Including sales charge	+3.41%	+4.58%	+4.19%
Class C (Est. Jan. 11, 1995)
Excluding sales charge	+7.41%	+4.82%	+4.04%
Including sales charge	+6.41%	+4.82%	+4.04%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 17. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.63% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.96%	1.71%	1.71%
(without fee waivers)
Net expenses	0.88%	1.63%	1.63%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free Idaho Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free Idaho Fund — Class A shares	$9,550	$15,295

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 17. Please note additional details on pages 16 through 18.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VIDAX	928928704
Class B	DVTIX	928928746
Class C	DVICX	928928803

Delaware Tax-Free New York Fund	August 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through Aug. 31, 2012
	1 year	5 years	10 years
Class A (Est. Nov. 6, 1987)
Excluding sales charge	+12.18%	+6.62%	+5.50%
Including sales charge	+7.12%	+5.63%	+5.01%
Class B (Est. Nov. 14, 1994)
Excluding sales charge	+11.36%	+5.83%	+4.86%
Including sales charge	+7.36%	+5.59%	+4.86%
Class C (Est. April 26, 1995)
Excluding sales charge	+11.26%	+5.81%	+4.72%
Including sales charge	+10.26%	+5.81%	+4.72%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 20. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Tax-Free New York Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.55% of the Fund’s average daily net assets from Dec. 29, 2011, through Dec. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	1.05%	1.80%	1.80%
(without fee waivers)
Net expenses	0.80%	1.55%	1.55%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2002, through Aug. 31, 2012

For period beginning Aug. 31, 2002, through Aug. 31, 2012	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$16,596
Delaware Tax-Free New York Fund — Class A shares	$9,550	$16,311

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 20. Please note additional details on pages 19 through 21.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2002. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FTNYX	928928274
Class B	DVTNX	928928266
Class C	DVFNX	928928258

Disclosure of Fund expenses
For the six-month period from March 1, 2012 to August 31, 2012 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2012 to August 31, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,037.10	0.84%	$4.30
Class B	1,000.00	1,034.10	1.59%	8.13
Class C	1,000.00	1,033.10	1.59%	8.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.91	0.84%	$4.27
Class B	1,000.00	1,017.14	1.59%	8.06
Class C	1,000.00	1,017.14	1.59%	8.06

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,050.30	0.82%	$4.23
Class B	1,000.00	1,047.10	1.57%	8.08
Class C	1,000.00	1,047.20	1.57%	8.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.01	0.82%	$4.17
Class B	1,000.00	1,017.24	1.57%	7.96
Class C	1,000.00	1,017.24	1.57%	7.96

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,033.30	0.84%	$4.29
Class B	1,000.00	1,029.50	1.59%	8.11
Class C	1,000.00	1,028.50	1.59%	8.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.91	0.84%	$4.27
Class B	1,000.00	1,017.14	1.59%	8.06
Class C	1,000.00	1,017.14	1.59%	8.06

Disclosure of Fund expenses

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,027.60	0.88%	$4.49
Class B	1,000.00	1,024.60	1.63%	8.30
Class C	1,000.00	1,023.80	1.63%	8.29
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.71	0.88%	$4.47
Class B	1,000.00	1,016.94	1.63%	8.26
Class C	1,000.00	1,016.94	1.63%	8.26

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,044.60	0.80%	$4.11
Class B	1,000.00	1,040.70	1.55%	7.95
Class C	1,000.00	1,039.80	1.55%	7.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.11	0.80%	$4.06
Class B	1,000.00	1,017.34	1.55%	7.86
Class C	1,000.00	1,017.34	1.55%	7.86

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Security type/sector allocations
Delaware Tax-Free Arizona Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	100.64%
Corporate Revenue Bonds	12.95%
Education Revenue Bonds	15.09%
Electric Revenue Bonds	7.28%
Healthcare Revenue Bonds	18.96%
Lease Revenue Bonds	12.39%
Local General Obligation Bonds	3.43%
Pre-Refunded Bond	0.00%
Special Tax Revenue Bonds	20.27%
State & Territory General Obligation Bonds	2.59%
Transportation Revenue Bonds	6.07%
Water & Sewer Revenue Bonds	1.61%
Total Value of Securities	100.64%
Liabilities Net of Receivables and Other Assets	(0.64%)
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free California Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.35%
Corporate Revenue Bonds	7.75%
Education Revenue Bonds	7.78%
Electric Revenue Bonds	4.92%
Healthcare Revenue Bonds	18.56%
Housing Revenue Bonds	3.50%
Lease Revenue Bonds	5.80%
Local General Obligation Bonds	7.37%
Pre-Refunded Bonds	3.10%
Resource Recovery Revenue Bond	0.95%
Special Tax Revenue Bonds	15.36%
State & Territory General Obligation Bonds	11.81%
Transportation Revenue Bonds	6.46%
Water & Sewer Revenue Bonds	4.99%
Short-Term Investment	0.85%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

Delaware Tax-Free Colorado Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.84%
Corporate Revenue Bond	1.26%
Education Revenue Bonds	6.19%
Electric Revenue Bonds	6.53%
Healthcare Revenue Bonds	28.77%
Housing Revenue Bonds	2.74%
Lease Revenue Bonds	3.89%
Local General Obligation Bonds	12.90%
Pre-Refunded Bonds	8.19%
Special Tax Revenue Bonds	15.90%
State & Territory General Obligation Bonds	5.01%
Transportation Revenue Bonds	7.88%
Water & Sewer Revenue Bonds	0.58%
Short-Term Investments	0.28%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free Idaho Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.07%
Corporate Revenue Bonds	5.93%
Education Revenue Bonds	8.39%
Electric Revenue Bonds	4.89%
Healthcare Revenue Bonds	7.95%
Housing Revenue Bonds	2.87%
Lease Revenue Bonds	2.66%
Local General Obligation Bonds	21.58%
Pre-Refunded Bonds	8.88%
Special Tax Revenue Bonds	22.74%
State & Territory General Obligation Bonds	3.43%
Transportation Revenue Bonds	6.69%
Water & Sewer Revenue Bonds	2.06%
Short-Term Investments	1.04%
Total Value of Securities	99.11%
Receivables and Other Assets Net of Liabilities	0.89%
Total Net Assets	100.00%

Delaware Tax-Free New York Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.31%
Corporate Revenue Bonds	9.48%
Education Revenue Bonds	16.99%
Electric Revenue Bonds	3.50%
Healthcare Revenue Bonds	15.41%
Housing Revenue Bonds	1.04%
Lease Revenue Bonds	14.15%
Local General Obligation Bonds	4.88%
Pre-Refunded Bonds	2.15%
Special Tax Revenue Bonds	12.91%
State & Territory General Obligation Bonds	5.55%
Transportation Revenue Bonds	9.15%
Water & Sewer Revenue Bonds	3.10%
Short-Term Investments	2.02%
Total Value of Securities	100.33%
Liabilities Net of Receivables and Other Assets	(0.33%)
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free Arizona Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 100.64%
Corporate Revenue Bonds – 12.95%
Maricopa County Pollution Control (Palo Verde Project)
Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$2,004,680
•Series B 5.20% 6/1/43	1,500,000	1,692,315
• Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,695,810
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power San Juan)
5.75% 9/1/29	750,000	801,218
Series A 4.95% 10/1/20	1,450,000	1,610,892
Series A 5.25% 10/1/40	3,400,000	3,682,403
Salt Verde Financial Senior Gas Revenue 5.00% 12/1/37	2,250,000	2,404,283
		13,891,601
Education Revenue Bonds – 15.09%
Arizona Health Facilities Authority
Healthcare Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,638,630
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	2,131,080
Arizona State University Energy Management Revenue
(Arizona State University Tempe
Campus II Project) 4.50% 7/1/24	1,000,000	1,106,670
Arizona State University Series C 5.50% 7/1/25	330,000	403,570
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.125% 5/15/40	1,305,000	1,391,208
Northern Arizona University
5.00% 6/1/36	475,000	527,331
5.00% 6/1/41	1,240,000	1,366,802
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42	500,000	534,715
6.40% 7/1/47	500,000	535,005
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,157,521
Pima County Industrial Development Authority
Educational Revenue (Tucson Country Day
School Project) 5.00% 6/1/37	1,500,000	1,368,900

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
South Campus Group Student Housing Revenue
(Arizona State University-South Campus
Project) 5.625% 9/1/35 (NATL-RE)	$2,000,000	$2,027,140
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation)
Series A 5.00% 7/15/27 (AMBAC)	1,000,000	1,001,540
		16,190,112
Electric Revenue Bonds – 7.28%
Maricopa County Pollution Control Revenue
Refunding (El Paso Electric Palo Verde Project)
Series A 4.50% 8/1/42	2,500,000	2,557,175
Mesa Utilities System Revenue 5.00% 7/1/18
(NATL-RE) (FGIC)	1,500,000	1,809,375
Pinal County Electric District #3 Refunding 5.25% 7/1/41	2,000,000	2,238,060
Salt River Project Agricultural Improvement &
Power District Electric Revenue System
Series A 5.00% 12/1/30	1,000,000	1,203,910
		7,808,520
Healthcare Revenue Bonds – 18.96%
Arizona State Health Facilities Authority Hospital System
Revenue (Phoenix Children’s Hospital)
Series A 5.00% 2/1/42	1,600,000	1,684,016
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,205,000	2,272,010
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Healthcare West) Series A
5.25% 7/1/32	1,250,000	1,354,238
5.50% 7/1/26	1,000,000	1,046,780
6.00% 7/1/39	2,500,000	2,871,075
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,841,019
Scottsdale Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	1,250,000	1,266,575
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,297,428

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39	$1,500,000	$1,733,985
6.50% 7/1/39	2,500,000	2,900,274
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,075,220
		20,342,620
Lease Revenue Bonds – 12.39%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,054,610
Arizona State Certificates of Participation Department
Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,748,745
Arizona State Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	1,000,000	1,104,130
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	585,396
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,670
Phoenix Industrial Development Authority Lease Revenue
(Capitol Mall II, LLC Project) 5.00% 9/15/28 (AMBAC)	2,000,000	2,002,060
Pima County Industrial Development Authority Lease
Revenue Metro Police Facility (Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,633,980
5.375% 7/1/39	1,500,000	1,646,130
6.00% 7/1/41	1,000,000	1,148,430
Pinal County Certificates of Participation 5.00% 12/1/29	1,300,000	1,362,036
		13,288,187
Local General Obligation Bonds – 3.43%
Coconino & Yavapai Counties Joint Unified School
District #9 (Sedona Oak Creek Project of 2007)
Series B 5.375% 7/1/28	1,350,000	1,557,077
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	1,014,670
• Gila County Unified School District #10
(Payson School Improvement Project of 2006)
Series A 5.25% 7/1/27 (AMBAC)	1,000,000	1,111,670
		3,683,417

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bond – 0.00%
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	$5,000	$5,443
		5,443
Special Tax Revenue Bonds – 20.27%
Arizona Transportation Board
(Maricopa County Regional Area Road) 5.00% 7/1/25	1,000,000	1,182,980
Series A 5.00% 7/1/29	1,115,000	1,287,647
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	875,000	876,181
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,425,325
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	545,000	606,476
5.25% 1/1/36	705,000	796,185
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	818,000	847,219
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements)
Series A 5.00% 7/1/19 (NATL-RE)	1,000,000	1,120,040
Phoenix Civic Improvement Transition Excise Tax
Revenue (Light Rail Project)
5.00% 7/1/20 (AMBAC)	1,570,000	1,697,405
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series C
5.50% 7/1/25 (AMBAC)	455,000	507,202
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Convertible Capital Appreciation Bonds) Series A
6.75% 8/1/32	960,000	994,176
Series A 5.00% 8/1/26	1,100,000	1,223,332
Series A 5.00% 8/1/46	1,500,000	1,618,994
^Series A 5.03% 8/1/44 (NATL-RE)	3,885,000	667,987
^Series A 5.04% 8/1/45 (NATL-RE)	3,980,000	641,616
Series A 5.375% 8/1/39	850,000	909,976
Series A 5.50% 8/1/42	1,000,000	1,081,080
Series A 5.75% 8/1/37	580,000	647,645
Series A 6.50% 8/1/44	1,250,000	1,492,538
Series A-1 5.00% 8/1/43	1,060,000	1,114,039

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Queen Creek Improvement District #1 5.00% 1/1/32	$1,000,000	$1,005,660
		21,743,703
State & Territory General Obligation Bonds – 2.59%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	2,000,000	2,139,060
Series E 5.375% 7/1/30	600,000	640,362
		2,779,422
Transportation Revenue Bonds – 6.07%
Arizona State Transportation Board Highway Revenue
Subordinated Series A 5.00% 7/1/23	1,000,000	1,075,610
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,430,438
(Senior Lien) Series B
5.25% 7/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	1,001,500
5.25% 7/1/32 (NATL-RE) (FGIC) (AMT)	3,000,000	3,003,930
		6,511,478
Water & Sewer Revenue Bonds – 1.61%
Phoenix Civic Improvement Wastewater Corporation
Systems Revenue (Junior Lien)
5.00% 7/1/19 (NATL-RE)	1,000,000	1,173,380
Puerto Rico Commonwealth Aqueduct & Sewer Authority
(Senior Lien) Series A
5.25% 7/1/42	220,000	221,412
6.00% 7/1/47	305,000	334,024
		1,728,816
Total Municipal Bonds (cost $99,564,815)		107,973,319

Total Value of Securities – 100.64%
(cost $99,564,815)		107,973,319
Liabilities Net of Receivables and
Other Assets – (0.64%)		(687,929)
Net Assets Applicable to 8,929,906
Shares Outstanding – 100.00%		$107,285,390

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($99,952,950 / 8,321,078 Shares)	$12.01
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($224,654 / 18,688 Shares)	$12.02
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($7,107,786 / 590,140 Shares)	$12.04

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$98,005,801
Undistributed net investment income	25,309
Accumulated net realized gain on investments	845,776
Net unrealized appreciation of investments	8,408,504
Total net assets	$107,285,390

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Statements of net assets
Delaware Tax-Free Arizona Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$12.01
Sales charge (4.50% of offering price) (B)	0.57
Offering price	$12.58

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free California Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 98.35%
Corporate Revenue Bonds – 7.75%
• California Pollution Control Financing Authority
Environmental Improvement Revenue
(BP West Coast Products, LLC) 2.60% 12/1/46	$500,000	$519,245
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,175,440
Golden State Tobacco Securitization Corporate
Settlement Revenue
5.00% 6/1/45 (AMBAC) (TCRS)	950,000	969,855
(Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	2,000,000	1,542,480
5.75% 6/1/47	3,500,000	2,980,705
M-S-R Energy Authority Gas Revenue
Series A 6.50% 11/1/39	1,000,000	1,285,140
Series C 6.50% 11/1/39	500,000	642,570
		9,115,435
Education Revenue Bonds – 7.78%
California Educational Facilities Authority Revenue
(Chapman University) 5.00% 4/1/31	500,000	560,490
(University of Southern California)
Series A 5.00% 10/1/23	1,000,000	1,290,330
(Woodbury University) 5.00% 1/1/36	1,000,000	1,002,330
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/36	1,000,000	929,470
California Municipal Finance Authority Revenue
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,336,479
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	883,040
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	1,039,500
(Irvine Campus) 5.375% 5/15/38	1,000,000	1,069,070
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	1,030,660
		9,141,369

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.92%
Anaheim Public Financing Authority Electric System District
Facilities Series A 5.00% 10/1/25	$800,000	$953,080
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	594,560
Series B 5.00% 11/1/36	250,000	276,708
Series C 5.25% 11/1/31	1,175,000	1,367,500
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	500,000	511,870
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,162,580
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	830,000	919,781
		5,786,079
Healthcare Revenue Bonds – 18.56%
Abag Finance Authority for Nonprofit
Corporations Refunding
(Episcopal Senior Communities)
6.125% 7/1/41	850,000	964,623
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,190,260
Series A 5.00% 8/1/26	300,000	341,115
Series A 5.00% 8/1/27	300,000	339,402
Series A 5.00% 8/1/28	250,000	281,243
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	1,009,764
Series E 5.625% 7/1/25	1,000,000	1,151,710
Series G 5.25% 7/1/23	1,000,000	1,062,760
(Children’s Hospital of Los Angeles)
Series A 5.00% 11/15/34	1,000,000	1,069,640
(Lucile Packard Children’s Hospital)
Series A 5.00% 8/15/51	630,000	683,733
(Scripps Health Care)
Series A 5.00% 11/15/32	1,000,000	1,125,930
Series A 5.00% 11/15/40	850,000	935,153
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,154,360
(Stanford Hospital) Series A-2 5.25% 11/15/40	600,000	684,780
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,148,020
(The Episcopal Home) Series A 5.30% 2/1/32
(RADIAN) (IBC)	475,000	475,432

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue
(Kaiser Permanente)
Series A 5.00% 4/1/19	$1,000,000	$1,187,570
Series A 5.00% 4/1/42	2,085,000	2,278,195
Series B 5.25% 3/1/45	1,000,000	1,062,770
(Southern California Senior Living) 7.25% 11/15/41	500,000	570,400
(Trinity Health) 5.00% 12/1/41	1,000,000	1,116,350
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	1,029,580
San Buenaventura Community Memorial Health Systems
7.50%12/1/41	785,000	953,540
		21,816,330
Housing Revenue Bonds – 3.50%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	995,000	1,089,445
• California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments)
Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,011,630
Independent Cities Finance Authority Mobile Home Park
Revenue (Sahar Mobile Home Park)
Series A 5.00% 6/15/47	1,000,000	1,012,670
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,003,870
		4,117,615
Lease Revenue Bonds – 5.80%
California State Public Works Board Lease Revenue
(California State Prisons Los Angeles)
Series C 5.00% 10/1/26	1,000,000	1,133,720
(General Services) Series A 6.25% 4/1/34	1,000,000	1,189,200
Elsinore Valley Municipal Water District Certificates of
Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,166,890
Franklin-McKinley School District Certificates of
Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,068,968
San Diego Public Facilities Financing Authority Lease
Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	1,078,820

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
San Mateo Joint Powers Financing Authority Lease
Revenue (Capital Projects) Series A 5.25% 7/15/26	$1,000,000	$1,175,900
		6,813,498
Local General Obligation Bonds – 7.37%
^ Anaheim School District Election 2002
4.58% 8/1/25 (NATL-RE)	1,000,000	556,730
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	963,144
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,154,400
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28 (NATL-RE)	500,000	537,820
Grossmont Union High School District Election 2004
5.00% 8/1/33	1,000,000	1,107,380
Long Beach Unified School District Refinancing
5.00% 8/1/29	1,000,000	1,181,250
Pittsburg Unified School District Financing Authority
Revenue (Pittsburg Unified School District Building
Program) 5.50% 9/1/46 (AGM)	800,000	905,648
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,170,620
Sierra Joint Community College District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,090,450
		8,667,442
§Pre-Refunded Bonds – 3.10%
California Department of Water Resources
(Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,060
California State Department of Water Resources
Un-Refunded 2010 (Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	740,000	747,881
California Statewide Communities Development Authority
Revenue (Viewpoint School Project)
5.75% 10/1/33-14 (ACA)	1,000,000	1,110,660
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	62,632

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Golden State Tobacco Securitization Corporation
Settlement Revenue (Asset-Backed Senior Notes)
Series B 5.625% 6/1/33-13	$1,000,000	$1,040,670
Grossmont Union High School District Election 2004
5.00% 8/1/23-15 (NATL-RE)	500,000	568,000
Port Oakland Revenue Series L 5.375% 11/1/27-12
(NATL-RE) (FGIC) (AMT)	110,000	110,938
		3,645,841
Resource Recovery Revenue Bond – 0.95%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center)
Series A 6.00% 9/1/36	1,000,000	1,113,640
		1,113,640
Special Tax Revenue Bonds – 15.36%
Bonita Canyon Public Facilities Financing Authority Revenue
(Community Facilities District #98-1) 5.00% 9/1/28	800,000	827,088
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project)
5.375% 12/1/37	1,350,000	1,375,502
Commerce Joint Powers Financing Authority Revenue
Un-Refunded Balance (Redevelopment Projects)
Series A 5.00% 8/1/28 (RADIAN)	940,000	943,234
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	1,003,980
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)
5.50% 12/1/24	1,000,000	1,053,790
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	500,985
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	569,380
@ Modesto Special Tax Community Facilities
District #4-1 (Village 2) 5.15% 9/1/36	1,000,000	1,001,070
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	270,894

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate Series A
5.25% 8/1/27	$1,000,000	$1,135,230
5.50% 8/1/37	835,000	904,363
Ω(Convertible Capital Appreciation) 6.75% 8/1/32	660,000	683,496
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien Series A 5.75% 9/1/30	800,000	879,552
Riverside County Redevelopment Agency Tax Allocation
Housing Series A 6.00% 10/1/39	1,000,000	1,091,110
Roseville Westpark Special Tax Public Community Facilities
District #1 5.25% 9/1/37	500,000	501,070
San Bernardino County Special Tax Community Facilities
District #2002-1 5.90% 9/1/33	2,000,000	2,041,479
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,073,140
San Mateo Special Tax Revenue
(Community Facilities District #200) 6.00% 9/1/42	800,000	870,896
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	715,000	781,238
Yucaipa Special Tax Refunding Community Facilities
District #98-1 (Chapman Heights) 5.375% 9/1/30	500,000	543,655
		18,051,152
State & Territory General Obligation Bonds – 11.81%
California State Various Purposes
5.00% 9/1/41	750,000	823,755
5.00% 10/1/41	225,000	247,293
5.00% 4/1/42	1,000,000	1,101,940
5.25% 3/1/30	1,000,000	1,151,200
5.25% 4/1/35	2,000,000	2,283,700
5.25% 11/1/40	1,000,000	1,132,810
6.00% 3/1/33	1,000,000	1,231,470
6.00% 4/1/38	515,000	607,504
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/41	2,900,000	2,888,835
5.50% 7/1/39	1,500,000	1,562,910
5.75% 7/1/41	800,000	855,624
		13,887,041

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 6.46%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area) Series F-1 5.25% 4/1/27	$800,000	$965,264
Los Angeles Department of Airports Subordinate
(Los Angeles International) Series B 5.00% 5/15/33	1,690,000	1,898,056
Port Oakland Revenue Un-Refunded Series L 5.375%
11/1/27 (NATL-RE) (FGIC) (AMT)	890,000	894,503
San Diego Redevelopment Agency (Centre City
Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,001,190
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	2,500,000	2,830,025
		7,589,038
Water & Sewer Revenue Bonds – 4.99%
California State Department of Water Resources Systems
Revenue (Central Valley Project)
Series AG 5.00% 12/1/28	815,000	968,628
San Diego Public Facilities Financing Authority Water
Revenue Subordinate Series A 5.00% 8/1/29	1,000,000	1,194,590
San Francisco City & County Public Utilities Commission
Water & Sewer Improvement Subordinate Series A
5.00% 11/1/32	1,015,000	1,191,255
5.00% 11/1/41	1,380,000	1,574,165
San Francisco City & County Public Utilities Commission
Water Revenue Series B 5.00% 11/1/26	800,000	941,768
		5,870,406
Total Municipal Bonds (cost $106,603,032)		115,614,886

Short-Term Investment – 0.85%
¤Variable Rate Demand Note – 0.85%
California State Health Facilities Financing Authority
Revenue (Adventist Health System) Series A
0.15% 9/1/2025 (LOC-Wells Fargo Bank, N.A.)	1,000,000	1,000,000
Total Short-Term Investment (cost $1,000,000)		1,000,000

Statements of net assets
Delaware Tax-Free California Fund

Total Value of Securities – 99.20%
(cost $107,603,032)	$116,614,886
Receivables and Other Assets
Net of Liabilities – 0.80%	941,038
Net Assets Applicable to 9,625,858
Shares Outstanding – 100.00%	$117,555,924

Net Asset Value – Delaware Tax-Free California Fund
Class A ($97,820,923 / 8,012,316 Shares)	$12.21
Net Asset Value – Delaware Tax-Free California Fund
Class B ($905,199 / 73,836 Shares)	$12.26
Net Asset Value – Delaware Tax-Free California Fund
Class C ($18,829,802 / 1,539,706 Shares)	$12.23

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$108,881,968
Undistributed net investment income	18,763
Accumulated net realized loss on investments	(356,661)
Net unrealized appreciation of investments	9,011,854
Total net assets	$117,555,924

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At August 31 2012, the aggregate value of illiquid securities was $1,001,070, which represented 0.85% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$12.21
Sales charge (4.50% of offering price) (B)	0.58
Offering price	$12.79

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
BHAC — Insured by Berkshire Hathaway Assurance Company
FGIC — Insured by Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association collateral
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
TCRS — Temporary Custodial Receipts

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free Colorado Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 99.84%
Corporate Revenue Bond – 1.26%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	$2,500,000	$3,087,825
		3,087,825
Education Revenue Bonds – 6.19%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/35 (AMBAC)	1,000,000	1,016,740
Colorado Educational & Cultural Facilities
Authority Revenue
(Charter School Project)
5.00% 7/15/37	1,150,000	1,203,303
5.50% 5/1/36 (SGI)	2,280,000	2,322,476
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (SGI)	1,000,000	1,003,920
(Liberty Common Charter School Project)
5.125% 12/1/33 (SGI)	2,740,000	2,767,208
(Pinnacle Charter School Project) 5.00% 6/1/33 (SGI)	2,170,000	2,182,456
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	2,017,271
Colorado School Mines Auxiliary Facilities
5.00% 12/1/37 (AMBAC)	425,000	426,539
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30 (AMBAC)	2,000,000	2,229,020
		15,168,933
Electric Revenue Bonds – 6.53%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,682,380
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,253,017
5.00% 6/1/29	2,355,000	2,720,873
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	2,400,000	2,512,824
Series ZZ 5.25% 7/1/26	3,500,000	3,834,669
		16,003,763

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 28.77%
Aspen Valley Hospital District Revenue
5.00% 10/15/30	$1,250,000	$1,372,263
5.00% 10/15/33	600,000	654,996
Aurora Hospital Revenue
(Children’s Hospital Association Project)
Series A 5.00% 12/1/40	1,900,000	2,084,452
Series D 5.00% 12/1/23 (AGM)	2,775,000	3,103,448
Colorado Health Facilities Authority Revenue
• (Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,512,129
(Boulder Community Hospital Project)
5.00% 10/1/42	2,000,000	2,170,600
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	1,053,340
Series A 5.00% 7/1/39	1,540,000	1,656,455
Series A 5.00% 2/1/41	2,250,000	2,455,560
Series A 5.25% 2/1/33	1,000,000	1,152,980
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,138,040
Series D 6.25% 10/1/33	2,000,000	2,370,520
(Christian Living Community Project)
6.375% 1/1/41	1,000,000	1,103,980
Series A 5.75% 1/1/37	1,500,000	1,546,170
(Covenant Retirement Communities) Series A
5.00% 12/1/33	4,000,000	4,174,199
5.50% 12/1/33 (RADIAN)	5,000,000	5,044,399
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,074,180
5.00% 12/1/42	2,500,000	2,647,200
Series A 5.25% 6/1/34	2,750,000	2,813,223
(National Jewish Health Project) 5.00% 1/1/27	550,000	585,184
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,034,640
(Sisters Leavenworth)
Series A 5.00% 1/1/40	1,000,000	1,085,790
Series B 5.25% 1/1/25	2,500,000	2,886,400
(Total Long-Term Care) Series A
6.00% 11/15/30	2,365,000	2,656,865
6.25% 11/15/40	750,000	840,525
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,069,200

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Springs Hospital Revenue 6.25% 12/15/33	$2,500,000	$2,838,050
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	4,085,239
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,716,075
Series A 4.75% 12/1/36	1,500,000	1,519,770
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
Auxilio Mutuo Series A 6.00% 7/1/33	2,120,000	2,416,694
University of Colorado Hospital Authority Revenue Series A
5.00% 11/15/37	2,690,000	2,847,661
6.00% 11/15/29	2,460,000	2,854,486
		70,564,713
Housing Revenue Bonds – 2.74%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,592,798
(Single Family Mortgage) Series A 5.50% 11/1/29
(FHA) (VA) (HUD)	1,195,000	1,240,159
(Single Family Program) Series AA
4.50% 5/1/23 (FHLMC)	720,000	809,460
4.50% 11/1/23 (FHLMC)	740,000	831,945
Puerto Rico Housing Finance Authority
Subordinate (Capital Fund Modernization)
5.125% 12/1/27	2,040,000	2,254,302
		6,728,664
Lease Revenue Bonds – 3.89%
Aurora Certificates of Participation Refunding
Series A 5.00% 12/1/30	2,370,000	2,677,508
Colorado Building Excellent Schools Today Certificates of
Participation Series G 5.00% 3/15/32	2,000,000	2,282,340
Pueblo County Certificates of Participation
(County Judicial Complex Project)
5.00% 9/15/42 (AGM)	2,500,000	2,820,750
Regional Transportation District Certificates of
Participation Series A 5.375% 6/1/31	1,540,000	1,760,836
		9,541,434

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 12.90%
Arapahoe County Water & Wastewater Public
Improvement District
Series A 5.125% 12/1/32 (NATL-RE)	$2,555,000	$2,569,947
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,841,506
(Justice System Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,143,002
Denver City & County School Refunding District #1
4.00% 12/1/28	2,500,000	2,771,925
Denver International Business Center Metropolitan
District #1 5.00% 12/1/30	350,000	367,213
Douglas County School District #1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,471,077
Garfield County School District #2
5.00% 12/1/25 (AGM)	2,280,000	2,615,935
Grand County School District #2 (East Grand)
5.25% 12/1/25 (AGM)	2,485,000	2,846,418
Gunnison Watershed School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,617,490
Ignacio School District #11JT
5.00% 12/1/28	1,420,000	1,697,894
5.00% 12/1/31	835,000	983,380
Jefferson County School District #1 5.25% 12/15/24	2,500,000	3,290,825
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,305,975
District #2 5.50% 12/15/37	1,200,000	1,169,508
Rangely Hospital District 6.00% 11/1/26	2,250,000	2,665,418
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,279,909
		31,637,422
§Pre-Refunded Bonds – 8.19%
Adams & Arapahoe Counties Joint School
District #28J (Aurora) 6.00% 12/1/28-18	2,500,000	3,249,300
Colorado Health Facilities Authority Revenue
(Adventist Health) 5.125% 11/15/24-16	75,000	89,531
(Evangelical Lutheran) Series A 6.125% 6/1/38-14	5,250,000	5,776,786
Denver West Metropolitan District
5.00% 12/1/33-13 (RADIAN)	1,400,000	1,413,580

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.00% 12/15/24-16	$2,355,000	$2,794,278
El Paso County Certificates of Participation
(Detention Facilities Project)
Series B 5.00% 12/1/27-12 (AMBAC)	1,500,000	1,517,880
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (NATL-RE)	1,000,000	1,059,790
Garfield Pitkin & Eagle Counties School District #1
(Roaring Fork)
Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,660,245
La Plata County School District #9 (Durango)
5.125% 11/1/24-13 (NATL-RE)	1,000,000	1,057,340
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/21-13	1,250,000	1,302,800
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	27,215
Sand Creek Metropolitan District
5.00% 12/1/31-13 (SGI)	135,000	142,808
		20,091,553
Special Tax Revenue Bonds – 15.90%
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23 (AGM)	2,040,000	2,298,101
@ Baptist Road Rural Transportation Authority Sales &
Use Tax Revenue 5.00% 12/1/26	1,575,000	1,224,437
Denver City & County Justice System Facilities
5.00% 8/1/21	1,500,000	1,733,265
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,495,000	3,584,541
Denver International Business Center Metropolitan
District #1 5.375% 12/1/35	1,750,000	1,837,815
Guam Government Business Privilege Tax Revenue
Series A
5.125% 1/1/42	1,250,000	1,391,000
5.25% 1/1/36	1,675,000	1,891,645

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	$950,000	$1,008,359
5.35% 12/1/31	720,000	757,217
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Convertible Capital Appreciation) Series A
6.75% 8/1/32	1,345,000	1,392,882
Series A 5.25% 8/1/27	1,100,000	1,248,753
Series A 5.50% 8/1/42	1,500,000	1,621,620
Series A 5.75% 8/1/37	2,620,000	2,925,571
Series A-1 5.00% 8/1/43	1,770,000	1,860,235
Series C 5.00% 8/1/40	2,500,000	2,710,250
Series C 5.00% 8/1/46	5,500,000	5,936,314
Series C 5.50% 8/1/40	1,000,000	1,087,100
Regional Transportation District Sales Tax Revenue
(FasTracks Project) Series A
5.00% 11/1/28 (AMBAC)	2,500,000	2,870,975
5.25% 11/1/18	1,000,000	1,243,790
Sand Creek Metropolitan District 5.00% 12/1/31 (SGI)	365,000	367,675
		38,991,545
State & Territory General Obligation Bonds – 5.01%
Puerto Rico Commonwealth Public Improvement
Series A 5.00% 7/1/41	5,500,000	5,478,824
Series A 5.50% 7/1/19 (NATL-RE) (IBC)	1,220,000	1,367,169
Series A 5.75% 7/1/41	3,850,000	4,117,691
Series E 5.375% 7/1/30	1,250,000	1,334,088
		12,297,772
Transportation Revenue Bonds – 7.88%
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE) (FGIC)	2,000,000	2,265,780
Series A 5.25% 11/15/36	2,500,000	2,812,800
Series B 5.00% 11/15/33 (SGI)	2,000,000	2,084,140
E-470 Public Highway Authority Series C
5.25% 9/1/25	690,000	751,514
5.375% 9/1/26	2,000,000	2,180,980
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	4,700,000	4,768,431

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Regional Transportation District Revenue
(Denver Transit Partners)
6.00% 1/15/34	$1,450,000	$1,689,352
6.00% 1/15/41	2,400,000	2,778,312
		19,331,309
Water & Sewer Revenue Bonds – 0.58%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	250,000	290,390
Pueblo Board Waterworks Revenue
5.00% 11/1/21 (AGM)	1,000,000	1,127,100
		1,417,490
Total Municipal Bonds (cost $226,052,599)		244,862,423

	Number of shares
Short-Term Investments – 0.28%
Money Market Mutual Fund – 0.16%
Dreyfus Cash Management Fund	376,500	376,500
		376,500

	Principal amount
¤Variable Rate Demand Note – 0.12%
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation Bond Program)
Series D-7 0.19% 2/1/35
(LOC-JPMorgan Chase Bank N.A.)	$300,000	300,000
		300,000
Total Short-Term Investments (cost $676,500)		676,500

Total Value of Securities – 100.12%
(cost $226,729,099)		245,538,923
Liabilities Net of Receivables and
Other Assets – (0.12%)		(296,449)
Net Assets Applicable to 21,065,629
Shares Outstanding – 100.00%		$245,242,474

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($230,787,672 / 19,827,117 Shares)	$11.64
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($173,092 / 14,857 Shares)	$11.65
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($14,281,710 / 1,223,655 Shares)	$11.67

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$227,706,481
Undistributed net investment income	352,562
Accumulated net realized loss on investments	(1,626,393)
Net unrealized appreciation of investments	18,809,824
Total net assets	$245,242,474

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
@	Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $3,699,920, which represented 1.51% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$11.64
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.19

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free Idaho Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 98.07%
Corporate Revenue Bonds – 5.93%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	$5,035,000	$5,034,647
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,420
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,477,228
		9,515,295
Education Revenue Bonds – 8.39%
Boise State University
(General Project) Series A
4.00% 4/1/37	1,250,000	1,303,075
5.00% 4/1/42	1,350,000	1,543,765
(General Refunding) Series A
4.25% 4/1/32 (NATL-RE)	750,000	789,293
5.00% 4/1/39	1,000,000	1,111,390
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,111,440
Idaho State University Revenue 5.00% 4/1/20 (AGM)	1,130,000	1,158,657
University of Idaho (General Refunding)
•Series 2011 5.25% 4/1/41	1,970,000	2,327,692
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,266,553
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,135,280
Series B 5.00% 4/1/28	1,000,000	1,145,310
Series B 5.00% 4/1/32	500,000	563,930
		13,456,385
Electric Revenue Bonds – 4.89%
Boise-Kuna Idaho Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,144,350
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	1,000,000	1,023,740
Series TT 5.00% 7/1/32	3,170,000	3,270,616
Series TT 5.00% 7/1/37	210,000	214,183
Series ZZ 5.25% 7/1/26	2,000,000	2,191,240
		7,844,129

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 7.95%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
4.50% 3/1/47	$1,500,000	$1,537,560
5.00% 3/1/47	1,500,000	1,615,380
6.50% 11/1/23	250,000	296,485
6.75% 11/1/37	1,250,000	1,483,025
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	2,500,000	2,764,799
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,000,000	1,194,760
Series D 4.50% 12/1/37	1,205,000	1,296,460
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	2,559,188
		12,747,657
Housing Revenue Bonds – 2.87%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	5,000	5,014
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	5,000	5,013
Series A Class II 4.375% 7/1/32	1,000,000	1,066,870
Series B 6.45% 7/1/15 (AMT)	5,000	5,015
Series B Class I 5.00% 7/1/37 (AMT)	435,000	444,331
Series B Class I 5.50% 7/1/38	10,000	10,042
Series C Class II 4.95% 7/1/31	1,000,000	1,089,050
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	15,000	15,043
Series I-1 Class I 5.45% 1/1/39 (AMT)	825,000	854,304
Puerto Rico Housing Finance Authority Subordinated-
Capital Fund Modernization 5.125% 12/1/27	1,000,000	1,105,050
		4,599,732
Lease Revenue Bonds – 2.66%
Idaho Housing & Finance Association Revenue
(TDF Facilities PJ-Recovery Zone) Series A
6.50% 2/1/26	1,370,000	1,535,688
7.00% 2/1/36	1,500,000	1,672,335
Puerto Rico Public Buildings Authority Revenue
(Government Facilities) Series U 5.25% 7/1/42	1,035,000	1,052,823
		4,260,846

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 21.58%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.50% 7/30/22	$1,500,000	$1,786,950
4.75% 2/15/20	1,000,000	1,092,780
5.50% 7/30/16	1,305,000	1,547,365
Bannock County School District #25 Pocatello/Chubbuck
(School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,133,163
5.00% 8/15/16	1,100,000	1,194,963
Boise City Independent School District
5.00% 8/1/24 (AGM)	1,500,000	1,733,820
Bonneville Joint School District #93
(School Board Guaranteed program)
5.00% 9/15/30	1,515,000	1,857,708
5.00% 9/15/31	870,000	1,060,739
Canyon County School District #131 Nampa
(School Board Guaranteed Program)
Series B 5.00% 8/15/23	1,295,000	1,630,755
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,232,760
Series A 5.00% 9/15/22 (AGM)	1,725,000	2,024,788
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,124,560
Idaho Board Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,445,175
Series A 5.00% 9/15/31	1,025,000	1,231,148
Series A 5.00% 9/15/33	1,125,000	1,335,578
Series A 5.25% 9/15/26	2,000,000	2,366,660
Series C 4.00% 9/15/29	1,320,000	1,459,181
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,180,221
Nampa City Series B 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,756,728
Twin Falls County School District #413 Filer
(School Board Guaranteed Program) 5.25% 9/15/25	2,000,000	2,398,840
		34,593,882
§Pre-Refunded Bonds – 8.88%
Ada & Canyon Counties Joint School District #3 Kuna
(School Board Guaranteed Program) 4.75% 8/15/22-14	600,000	651,996
Boise State University Revenue
(General Refunding) Series A
5.00% 4/1/18-14 (NATL-RE) (FGIC)	1,500,000	1,611,270

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Boise State University Revenue
(Student Union & Housing System)
5.00% 4/1/17-13 (AMBAC)	$500,000	$513,970
Idaho State Building Authority Revenue Series A
5.00% 9/1/33-13 (SGI)	1,000,000	1,047,800
5.00% 9/1/43-13 (SGI)	5,750,000	6,024,849
Idaho State University Revenue
5.00% 4/1/23-13 (AGM)	2,115,000	2,174,093
Moscow Sewer Revenue 5.00% 11/1/22-12 (AGM)	2,175,000	2,191,661
Puerto Rico Sales Tax Financing Revenue First
Subordinate Series A 5.50% 8/1/28-19	15,000	19,443
		14,235,082
Special Tax Revenue Bonds – 22.74%
Coeur d’Alene Local Improvement District #6
6.10% 7/1/14	45,000	45,597
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	545,000	606,476
5.25% 1/1/36	705,000	796,185
Idaho Board Bank Authority Revenue Series B
5.00% 9/15/30 (NATL-RE)	725,000	822,252
Idaho Water Resource Board
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	3,897,970
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,614,240
Nampa Development Revenue 5.90% 3/1/30	3,000,000	3,238,110
Puerto Rico Sales Tax Financing Revenue First Subordinate
^(Capital Appreciation) Series A
5.03% 8/1/44 (NATL-RE)	5,125,000	881,193
5.04% 8/1/45 (NATL-RE)	5,280,000	851,189
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	735,000	761,166
Series A 5.00% 8/1/26	1,300,000	1,445,756
Series A 5.25% 8/1/27	3,000,000	3,405,689
Series A 5.50% 8/1/42	3,500,000	3,783,779
Series A-1 5.00% 8/1/43	1,060,000	1,114,039
Series B 5.75% 8/1/37	2,660,000	2,970,236
Series C 5.00% 8/1/40	2,500,000	2,710,250
Series C 5.50% 8/1/40	1,960,000	2,130,716
(Un-Refunded) Series A 5.50% 8/1/28	1,385,000	1,589,080

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.00% 10/1/29	$2,220,000	$2,425,661
5.25% 10/1/20	500,000	532,620
5.25% 10/1/24	800,000	843,288
		36,465,492
State & Territory General Obligation Bonds – 3.43%
Puerto Rico Commonwealth Public Improvement
Series A 5.00% 7/1/41	750,000	747,113
Series A 5.75% 7/1/41	3,850,000	4,117,690
Series E 5.375% 7/1/30	600,000	640,362
		5,505,165
Transportation Revenue Bonds – 6.69%
Boise Airport Revenue (Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,215,540
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,226,040
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,254,140
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,281,466
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,779,210
Puerto Rico Highway & Transportation Authority Revenue
Series K 5.00% 7/1/30	890,000	902,958
Un-Refunded Series W 5.50% 7/1/15	55,000	60,125
		10,719,479
Water & Sewer Revenue Bonds – 2.06%
Idaho Board Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,133,530
Puerto Rico Commonwealth Aqueduct &
Sewer Authority Revenue Senior Lien Series A
5.125% 7/1/37	1,500,000	1,504,486
5.25% 7/1/42	265,000	266,701
6.00% 7/1/47	365,000	399,733
		3,304,450
Total Municipal Bonds (cost $145,107,302)		157,247,594

Statements of net assets
Delaware Tax-Free Idaho Fund

	Number of shares	Value
Short-Term Investments – 1.04%
Money Market Mutual Fund – 0.78%
Dreyfus Cash Management Fund	1,249,307	$1,249,307
		1,249,307

	Principal amount
¤Variable Rate Demand Note – 0.26%
Idaho State University Foundation Revenue
(L.E. & Thelma Stephens Project)
0.17% 5/1/21 (LOC-Wells Fargo Bank, N.A.)	$420,000	420,000
		420,000
Total Short-Term Investments (cost $1,669,307)		1,669,307

Total Value of Securities – 99.11%
(cost $146,776,609)		158,916,901
Receivables and Other Assets
Net of Liabilities – 0.89%		1,428,313
Net Assets Applicable to 13,099,210
Shares Outstanding – 100.00%		$160,345,214

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($119,025,624 / 9,721,698 Shares)		$12.24
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($581,681 / 47,596 Shares)		$12.22
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($40,737,909 / 3,329,916 Shares)		$12.23

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$149,358,034
Distributions in excess of net investment income		(16,644)
Accumulated net realized loss on investments		(1,136,468)
Net unrealized appreciation of investments		12,140,292
Total net assets		$160,345,214

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$12.24
Sales charge (4.50% of offering price) (B)	0.58
Offering price	$12.82

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free New York Fund	August 31, 2012

	Principal amount	Value
Municipal Bonds – 98.31%
Corporate Revenue Bonds – 9.48%
Chautauqua County Industrial Development Agency
Exempt Facilities Revenue (NRG Dunkirk Power Project)
5.875% 4/1/42	$1,000,000	$1,126,030
Jefferson County Industrial Development Agency
Solid Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	350,000	364,322
Nassau County Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	600,000	421,110
• New York City Industrial Development
Agency Special Facilities Revenue
(American Airlines-JFK International Airport)
7.75% 8/1/31 (AMT)	250,000	262,915
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	625,000	729,013
(Second Priority-Bank of America Tower)
5.625% 7/15/47	500,000	561,415
6.375% 7/15/49	1,265,000	1,453,800
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	257,083
Suffolk Tobacco Asset Securitization Series B 5.25% 6/1/37	700,000	747,572
TSASC Revenue (Asset-Backed) Series 1
5.00% 6/1/34	500,000	381,405
5.125% 6/1/42	1,000,000	736,760
		7,041,425
Education Revenue Bonds – 16.99%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	241,080
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	642,279
Hempstead Town Local Development Revenue
(Molloy College Project) 5.75% 7/1/23	400,000	473,320
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	467,472
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.25% 10/1/31	500,000	561,980
5.50% 10/1/41	500,000	555,630

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	$500,000	$564,380
New York State Dormitory Authority Revenue
(Brooklyn Law School) 5.75% 7/1/33	340,000	391,357
(Cornell University) Series A
4.75% 7/1/29	100,000	114,625
5.00% 7/1/34	170,000	195,422
(Manhattan Marymount) 5.00% 7/1/24	350,000	380,870
(Mt. Sinai School of Medicine) 5.125% 7/1/39	500,000	552,015
(New York University) Series A 5.25% 7/1/34	500,000	598,630
(Rockefeller University) Series A 5.00% 7/1/27	250,000	303,258
(Skidmore College) Series A 5.00% 7/1/21	325,000	394,485
(St. Joseph’s College) 5.25% 7/1/25	500,000	540,770
(Teachers College) 5.50% 3/1/39	250,000	282,330
(University of Rochester)
Series A 5.125% 7/1/39	250,000	281,033
Series A-2 4.375% 7/1/20	225,000	244,485
(Yeshiva University) Series A 5.00% 11/1/40	1,000,000	1,112,979
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	545,070
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	427,553
St. Lawrence County Industrial Development Agency Civic
Facility Revenue (St. Lawrence University)
Series A 5.00% 10/1/16	500,000	574,515
Suffolk County Industrial Development Agency Civic Facility
Revenue (New York Institute of Technology Project)
5.00% 3/1/26	600,000	620,622
Troy Industrial Development Authority Civic Facility Revenue
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	557,170
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence)
Series A 6.25% 10/15/40	600,000	627,516
Yonkers Industrial Development Agency Civic Facility
Revenue (Sarah Lawrence College Project)
Series A 6.00% 6/1/29	325,000	372,925
		12,623,771

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 3.50%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/37	$500,000	$561,700
Series A 5.75% 4/1/39	350,000	418,856
Series B 5.75% 4/1/33	250,000	297,445
New York Power Authority Series A 5.00% 11/15/38	500,000	579,239
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	198,932
Series ZZ 5.25% 7/1/26	500,000	547,810
		2,603,982
Healthcare Revenue Bonds – 15.41%
Albany Industrial Development Agency Civic Facility
Revenue (St. Peter’s Hospital Project)
Series A 5.25% 11/15/32	800,000	861,912
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	498,130
Monroe County Industrial Development Insured Mortgage
Revenue (University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	675,774
New York City Health & Hospital Revenue (Health System)
Series A 5.00% 2/15/30	500,000	565,110
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	409,760
(Chapel Oaks) 5.45% 7/1/26 (LOC-Allied Irish Bank)	450,000	451,058
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	508,200
New York Dormitory Authority Revenue
Non-State Supported Debt
(Memorial Sloan-Kettering)
5.00% 7/1/41	180,000	206,347
Series 1 4.375% 7/1/34	600,000	652,182
Series 1 5.00% 7/1/23	600,000	737,052
Series 1 5.00% 7/1/35	225,000	248,661
Series B 5.00% 5/1/39	500,000	548,350
Subordinate Series A2 5.00% 7/1/26	500,000	566,860
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	674,946
(North Shore Long Island Jewish Group) Series A
5.00% 5/1/41	500,000	549,155
5.50% 5/1/37	500,000	569,330

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue
Non-State Supported Debt
(Orange Regional Medical Center)
6.125% 12/1/29	$540,000	$593,465
6.25% 12/1/37	250,000	272,165
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	1,000,000	1,138,750
(Peconic Landing Southland) 6.00% 12/1/40	650,000	721,487
		11,448,694
Housing Revenue Bonds – 1.04%
New York City Housing Development Multifamily Housing
Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	257,483
New York Mortgage Agency Revenue 44th Series
4.35% 10/1/24 (AMT)	485,000	514,560
		772,043
Lease Revenue Bonds – 14.15%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	262,543
Erie County Industrial Development Agency School Facility
Revenue (Buffalo City School District)
Series A 5.25% 5/1/25	500,000	580,670
Hudson Yards Infrastructure Revenue Series A
5.00% 2/15/47	500,000	529,730
5.25% 2/15/47	600,000	676,500
5.75% 2/15/47	1,000,000	1,175,030
New York City Industrial Development Agency
Special Airport Facility Revenue
(Airis JFK I Project) Series A 5.50% 7/1/28 (AMT)	500,000	501,445
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,588,949
New York Liberty Development (World Trade Center Project)
5.00% 11/15/31	500,000	574,475
5.00% 3/15/44	600,000	646,440
5.75% 11/15/51	1,055,000	1,250,871
Onondaga County Industrial Development Agency Revenue
(Air Cargo) 7.25% 1/1/32 (AMT)	500,000	506,990
Puerto Rico Public Finance (Commonwealth Appropriation)
Series B 5.50% 8/1/31	870,000	923,114

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B-1C
5.50% 6/1/20	$200,000	$207,636
5.50% 6/1/21	500,000	519,090
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	568,465
		10,511,948
Local General Obligation Bonds – 4.88%
New York City
Series C-1 5.00% 10/1/19	500,000	588,285
Series D 5.00% 11/1/34	125,000	134,401
Series D-1 5.00% 10/1/36	1,000,000	1,142,160
Series I-1 5.375% 4/1/36	500,000	578,695
New York State Dormitory Authority
Revenue Non-State Supported Debt
(School Districts-Financing Program) Series A
5.00% 10/1/23	500,000	600,685
5.00% 10/1/25 (AGM)	500,000	581,230
		3,625,456
§Pre-Refunded Bonds – 2.15%
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23-13	500,000	520,035
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series Y 5.50% 7/1/36-16	475,000	568,566
Schenectady Metroplex Development Authority Revenue
Series A 5.375% 12/15/21-12	500,000	507,455
		1,596,056
Special Tax Revenue Bonds – 12.91%
Brooklyn Arena Local Development Revenue
(Barclays Center Project)
6.25% 7/15/40	500,000	581,585
6.375% 7/15/43	500,000	584,530
6.50% 7/15/30	500,000	599,215
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	185,000	205,868
5.25% 1/1/36	240,000	271,042
Metropolitan Transportation Authority Revenue
Series B 5.00% 11/15/34	500,000	565,555

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	New York City Industrial Development Agency
	(YMCA of Greater New York Project) 5.00% 8/1/36	$1,000,000	$1,048,270
	New York City Transitional Finance Authority Revenue
	(Building Aid) Series S-1A 5.25% 7/15/37	1,000,000	1,159,310
	(Future Tax Secured)
	Fiscal 2011 5.00% 2/1/26	250,000	299,770
	Fiscal 2011 5.25% 2/1/29	500,000	602,300
	Series B 5.00% 11/1/18	500,000	593,425
	Series C 5.25% 11/1/25	500,000	609,360
	New York City Trust for Cultural Resources Revenue
	(Museum Modern Art) Series A1 5.00% 4/1/31	250,000	288,910
	New York Dormitory Authority State Personal Income Tax
	Revenue Series C 5.00% 3/15/34	500,000	578,295
	New York Dormitory Authority State Supported Debt
	Revenue (Consolidated Services Contract)
	5.00% 7/1/17 (AGM)	500,000	592,700
	New York Sales Tax Asset Receivables
	Series A 5.25% 10/15/27 (AMBAC)	500,000	546,625
Ω	Puerto Rico Sales Tax Financing Revenue First Subordinate
	(Convertible Capital Appreciation) Series A 6.75% 8/1/32	185,000	191,586
	Virgin Islands Public Finance Authority Revenue
	(Matching Fund Loan Note-Senior Lien)
	Series A 5.00% 10/1/29	250,000	273,160
			9,591,506
State & Territory General Obligation Bonds – 5.55%
	New York City Series E 5.00% 8/1/28	125,000	146,680
	New York State Series A 5.00% 3/1/38	500,000	573,185
	Puerto Rico Commonwealth Government Development
	Bank Refunding Remarketed
	4.75% 12/1/15 (NATL-RE)	230,000	234,402
	Puerto Rico Commonwealth Public Improvement Series A
	5.00% 7/1/41	1,000,000	996,150
	5.50% 7/1/19 (NATL-RE) (IBC)	520,000	582,728
	5.50% 7/1/39	500,000	520,970
	5.75% 7/1/41	1,000,000	1,069,530
			4,123,645

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 9.15%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	$200,000	$256,646
Series A 5.00% 11/15/41	500,000	556,275
Series C 5.00% 11/15/32	500,000	577,575
Series C 5.00% 11/15/41	200,000	224,544
Series D 5.00% 11/15/32	500,000	577,575
Series D 5.25% 11/15/27	500,000	585,830
Series E 4.00% 11/15/38	535,000	542,554
Series F 5.00% 11/15/15	150,000	170,378
New York State Thruway Authority General Revenue Series I
5.00% 1/1/32	700,000	807,968
5.00% 1/1/42	500,000	562,435
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	278,510
(JFK International Air Terminal)
6.00% 12/1/42	700,000	813,525
6.50% 12/1/28	550,000	602,894
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	240,144
		6,796,853
Water & Sewer Revenue Bonds – 3.10%
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Second General Resolution)
Series A 5.75% 6/15/40	200,000	241,296
Series BB 5.25% 6/15/44	500,000	585,505
Series FF 5.50% 6/15/40	250,000	294,078
Series HH 5.00% 6/15/32	500,000	584,095
New York State Environmental Facilities Revenue
Clean Water & Drinking Revolving Funds 5.00% 6/15/30	500,000	600,465
		2,305,439
Total Municipal Bonds (cost $66,742,050)		73,040,818

	Principal amount	Value
Short-Term Investments – 2.02%
¤Variable Rate Demand Notes – 2.02%
City of New York Various Subordinate Series A-7
0.16% 8/1/20 (LOC-JPMorgan Chase Bank, N.A.)	$500,000	$500,000
New York City Adjusted Series C
0.16% 10/1/23 (LOC-JPMorgan Chase Bank, N.A.)	500,000	500,000
New York City Industrial Development Agency Civic Facility
Revenue (American Civil Project)
0.16% 6/1/35 (LOC-JPMorgan Chase Bank, N.A.)	500,000	500,000
Total Short-Term Investments (cost $1,500,000)		1,500,000

Total Value of Securities – 100.33%
(cost $68,242,050)		74,540,818
Liabilities Net of Receivables
and Other Assets – (0.33%)		(242,867)
Net Assets Applicable to 6,370,019
Shares Outstanding – 100.00%		$74,297,951

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($53,456,479 / 4,580,046 Shares)		$11.67
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($317,614 / 27,270 Shares)		$11.65
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($20,523,858 / 1,762,703 Shares)		$11.64

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$67,851,237
Undistributed net investment income		7,099
Accumulated net realized gain on investments		140,847
Net unrealized appreciation of investments		6,298,768
Total net assets		$74,297,951

Statements of net assets
Delaware Tax-Free New York Fund

•Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$11.67
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.22

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Federal Housing Administration
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year Ended August 31, 2012

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$5,037,632	$4,712,205	$11,307,123

Expenses:
Management fees	527,114	526,572	1,307,764
Distribution expenses – Class A	245,223	194,314	559,912
Distribution expenses – Class B	5,040	9,485	3,132
Distribution expenses – Class C	68,467	167,318	134,732
Dividend disbursing and transfer agent
fees and expenses	52,026	63,602	117,387
Accounting and administration expenses	41,305	37,498	93,158
Audit and tax	12,983	13,052	16,033
Reports and statements to shareholders	12,411	10,837	21,783
Registration fees	12,146	11,324	7,785
Legal fees	10,284	8,915	23,372
Pricing fees	7,908	9,965	10,853
Trustees’ fees	5,095	4,581	11,476
Insurance fees	2,392	1,565	4,725
Custodian fees	2,181	2,565	5,280
Dues and services	1,978	1,362	1,214
Consulting fees	927	906	2,122
Trustees’ expenses	314	262	698
	1,007,794	1,064,123	2,321,426
Less fees waived	(66,858)	(148,126)	(220,336)
Less expense paid indirectly	(42)	(30)	(92)
Total operating expenses	940,894	915,967	2,100,998
Net Investment Income	4,096,738	3,796,238	9,206,125

Net Realized and Unrealized Gain:
Net realized gain on investments	1,052,973	845,787	2,424,292
Net change in unrealized appreciation
(depreciation) of investments	5,070,394	7,598,268	13,431,285
Net Realized and Unrealized Gain	6,123,367	8,444,055	15,855,577

Net Increase in Net Assets
Resulting from Operations	$10,220,105	$12,240,293	$25,061,702

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$6,688,128	$2,869,196

Expenses:
Management fees	811,685	345,491
Distribution expenses – Class A	273,081	112,089
Distribution expenses – Class B	6,319	4,602
Distribution expenses – Class C	375,835	173,367
Dividend disbursing and transfer agent
fees and expenses	75,387	50,422
Accounting and administration expenses	57,813	24,603
Reports and statements to shareholders	14,759	8,493
Audit and tax	14,503	12,509
Legal fees	13,581	5,826
Registration fees	9,739	13,980
Pricing fees	9,667	11,619
Trustees’ fees	7,087	2,982
Custodian fees	3,400	1,448
Insurance fees	2,536	1,013
Dues and services	1,440	1,325
Consulting fees	1,310	575
Trustees’ expenses	421	168
	1,678,563	770,512
Less fees waived	(93,710)	(135,258)
Less expense paid indirectly	(56)	(20)
Total operating expenses	1,584,797	635,234
Net Investment Income	5,103,331	2,233,962

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(134,746)	621,955
Net change in unrealized appreciation
(depreciation) of investments	6,365,479	4,168,664
Net Realized and Unrealized Gain	6,230,733	4,790,619

Net Increase in Net Assets
Resulting from Operations	$11,334,064	$7,024,581

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,096,738	$4,224,609
Net realized gain	1,052,973	26,324
Net change in unrealized appreciation (depreciation)	5,070,394	(4,245,010)
Net increase in net assets resulting from operations	10,220,105	5,923

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,838,812)	(3,935,696)
Class B	(15,982)	(48,023)
Class C	(216,639)	(229,913)

Net realized gain:
Class A	(25,133)	(250,507)
Class B	(172)	(5,139)
Class C	(1,765)	(18,335)
	(4,098,503)	(4,487,613)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,094,394	9,590,092
Class B	—	468
Class C	840,858	802,573

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,768,726	2,229,671
Class B	14,153	31,965
Class C	177,549	152,719
	8,895,680	12,807,488

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,093,206)	$(20,506,737)
Class B	(574,575)	(2,067,231)
Class C	(1,109,478)	(1,832,935)
	(10,777,259)	(24,406,903)
Decrease in net assets derived from
capital share transactions	(1,881,579)	(11,599,415)
Net Increase (Decrease) in Net Assets	4,240,023	(16,081,105)

Net Assets:
Beginning of year	103,045,367	119,126,472
End of year	$107,285,390	$103,045,367

Undistributed net investment income	$25,309	$25,309

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,796,238	$3,588,094
Net realized gain (loss)	845,787	(718,355)
Net change in unrealized appreciation (depreciation)	7,598,268	(2,957,481)
Net increase (decrease) in net assets
resulting from operations	12,240,293	(87,742)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,189,609)	(2,970,212)
Class B	(32,159)	(71,308)
Class C	(563,689)	(536,304)
	(3,785,457)	(3,577,824)

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,582,426	13,966,047
Class B	30,390	446
Class C	4,936,706	3,882,265

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,265,497	1,792,877
Class B	22,982	53,523
Class C	454,958	389,108
	42,292,959	20,084,266

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(12,958,552)	$(18,652,984)
Class B	(539,530)	(1,868,698)
Class C	(2,910,386)	(4,362,004)
	(16,408,468)	(24,883,686)
Increase (decrease) in net assets derived from
capital share transactions	25,884,491	(4,799,420)
Net Increase (Decrease) in Net Assets	34,339,327	(8,464,986)

Net Assets:
Beginning of year	83,216,597	91,681,583
End of year	$117,555,924	$83,216,597

Undistributed net investment income	$18,763	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,206,125	$9,935,304
Net realized gain (loss)	2,424,292	(1,090,497)
Net change in unrealized appreciation (depreciation)	13,431,285	(8,167,863)
Net increase in net assets resulting from operations	25,061,702	676,944

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,749,124)	(9,065,106)
Class B	(10,110)	(32,264)
Class C	(425,246)	(473,556)
	(9,184,480)	(9,570,926)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,143,467	9,661,260
Class B	12	304
Class C	1,744,888	1,768,344

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,567,239	5,999,728
Class B	5,937	21,271
Class C	360,117	348,473
	18,821,660	17,799,380

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(17,038,942)	$(28,796,246)
Class B	(463,156)	(776,210)
Class C	(1,967,053)	(3,449,371)
	(19,469,151)	(33,021,827)
Decrease in net assets derived from
capital share transactions	(647,491)	(15,222,447)
Net Increase (Decrease) in Net Assets	15,229,731	(24,116,429)

Net Assets:
Beginning of year	230,012,743	254,129,172
End of year	$245,242,474	$230,012,743

Undistributed net investment income	$352,562	$352,563

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,103,331	$4,747,970
Net realized loss	(134,746)	(974,509)
Net change in unrealized appreciation (depreciation)	6,365,479	(3,975,375)
Net increase (decrease) in net assets
resulting from operations	11,334,064	(201,914)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,979,888)	(3,594,235)
Class B	(18,318)	(47,733)
Class C	(1,087,724)	(1,085,338)

Net realized gain:
Class A	—	(58,688)
Class B	—	(1,213)
Class C	—	(22,123)
	(5,085,930)	(4,809,330)

Capital Share Transactions:
Proceeds from shares sold:
Class A	27,230,993	22,046,186
Class B	133	—
Class C	9,308,402	9,226,467

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,829,553	2,621,700
Class B	16,152	38,486
Class C	937,685	841,625
	40,322,918	34,774,464

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,499,061)	$(26,491,952)
Class B	(374,954)	(1,483,183)
Class C	(6,882,006)	(8,585,502)
	(21,756,021)	(36,560,637)
Increase (decrease) in net assets derived from
capital share transactions	18,566,897	(1,786,173)
Net Increase (Decrease) in Net Assets	24,815,031	(6,797,417)

Net Assets:
Beginning of year	135,530,183	142,327,600
End of year	$160,345,214	$135,530,183

Distributions in excess of net investment income	$(16,644)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Year Ended
	8/31/12	8/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,233,962	$1,848,243
Net realized gain (loss)	621,955	(461,636)
Net change in unrealized appreciation (depreciation)	4,168,664	(1,450,553)
Net increase (decrease) in net assets
resulting from operations	7,024,581	(63,946)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,681,430)	(1,400,126)
Class B	(13,909)	(17,505)
Class C	(520,282)	(425,309)
	(2,215,621)	(1,842,940)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,938,318	10,714,054
Class B	37,194	—
Class C	6,044,733	3,902,137

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,394,783	1,022,817
Class B	10,269	12,841
Class C	397,016	315,491
	26,822,313	15,967,340

	Year Ended
	8/31/12	8/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,361,248)	$(10,992,437)
Class B	(240,795)	(243,301)
Class C	(1,493,916)	(2,976,393)
	(9,095,959)	(14,212,131)
Increase in net assets derived from
capital share transactions	17,726,354	1,755,209
Net Increase (Decrease) in Net Assets	22,535,314	(151,677)

Net Assets:
Beginning of year	51,762,637	51,914,314
End of year	$74,297,951	$51,762,637

Undistributed (distributions in excess of)
net investment income	$7,099	$(657)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.340	$11.760	$11.090	$10.930	$11.070

0.460	0.445	0.447	0.431	0.444
0.670	(0.394)	0.668	0.158	(0.140)
1.130	0.051	1.115	0.589	0.304

(0.457)	(0.444)	(0.445)	(0.429)	(0.444)
(0.003)	(0.027)	—	—	—
(0.460)	(0.471)	(0.445)	(0.429)	(0.444)

$12.010	$11.340	$11.760	$11.090	$10.930

10.15%	0.57%	10.27%	5.64%	2.78%

$99,953	$95,487	$108,214	$113,689	$122,027
0.84%	0.87%	0.86%	0.75%	0.75%

0.90%	0.93%	0.92%	0.91%	0.91%
3.94%	3.98%	3.94%	4.07%	4.02%

3.88%	3.92%	3.88%	3.91%	3.86%
34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.340	$11.760	$11.100	$10.940	$11.070

0.373	0.361	0.362	0.352	0.361
0.680	(0.394)	0.658	0.158	(0.130)
1.053	(0.033)	1.020	0.510	0.231

(0.370)	(0.360)	(0.360)	(0.350)	(0.361)
(0.003)	(0.027)	—	—	—
(0.373)	(0.387)	(0.360)	(0.350)	(0.361)

$12.020	$11.340	$11.760	$11.100	$10.940

9.42%	(0.18% )	9.35%	4.85%	2.10%

$224	$757	$2,917	$6,509	$9,620
1.59%	1.62%	1.61%	1.50%	1.50%

1.65%	1.68%	1.67%	1.66%	1.66%
3.19%	3.23%	3.19%	3.32%	3.27%

3.13%	3.17%	3.13%	3.16%	3.11%
34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.370	$11.790	$11.120	$10.960	$11.090

0.373	0.362	0.363	0.352	0.361
0.670	(0.394)	0.668	0.158	(0.130)
1.043	(0.032)	1.031	0.510	0.231

(0.370)	(0.361)	(0.361)	(0.350)	(0.361)
(0.003)	(0.027)	—	—	—
(0.373)	(0.388)	(0.361)	(0.350)	(0.361)

$12.040	$11.370	$11.790	$11.120	$10.960

9.31%	(0.17% )	9.43%	4.84%	2.09%

$7,108	$6,801	$7,995	$7,257	$8,806
1.59%	1.62%	1.61%	1.50%	1.50%

1.65%	1.68%	1.67%	1.66%	1.66%
3.19%	3.23%	3.19%	3.32%	3.27%

3.13%	3.17%	3.13%	3.16%	3.11%
34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.170	$11.570	$10.620	$10.800	$11.010

0.484	0.476	0.497	0.448	0.449
1.039	(0.401)	0.950	(0.182)	(0.210)
1.523	0.075	1.447	0.266	0.239

(0.483)	(0.475)	(0.497)	(0.446)	(0.449)
(0.483)	(0.475)	(0.497)	(0.446)	(0.449)

$12.210	$11.170	$11.570	$10.620	$10.800

13.90%	0.83%	13.92%	2.74%	2.21%

$97,821	$67,047	$72,902	$61,132	$67,174
0.82%	0.82%	0.82%	0.88%	0.88%

0.97%	0.98%	0.98%	0.97%	0.97%
4.10%	4.36%	4.48%	4.42%	4.11%

3.95%	4.20%	4.32%	4.33%	4.02%
32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.210	$11.610	$10.670	$10.840	$11.060

0.398	0.395	0.416	0.373	0.367
1.049	(0.401)	0.940	(0.172)	(0.220)
1.447	(0.006)	1.356	0.201	0.147

(0.397)	(0.394)	(0.416)	(0.371)	(0.367)
(0.397)	(0.394)	(0.416)	(0.371)	(0.367)

$12.260	$11.210	$11.610	$10.670	$10.840

13.10%	0.09%	12.93%	2.07%	1.34%

$905	$1,307	$3,254	$4,938	$6,589
1.57%	1.57%	1.57%	1.63%	1.63%

1.72%	1.73%	1.73%	1.72%	1.72%
3.35%	3.61%	3.73%	3.67%	3.36%

3.20%	3.45%	3.57%	3.58%	3.27%
32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.180	$11.590	$10.640	$10.810	$11.030

0.397	0.394	0.415	0.373	0.367
1.049	(0.411)	0.950	(0.172)	(0.220)
1.446	(0.017)	1.365	0.201	0.147

(0.396)	(0.393)	(0.415)	(0.371)	(0.367)
(0.396)	(0.393)	(0.415)	(0.371)	(0.367)

$12.230	$11.180	$11.590	$10.640	$10.810

13.13%	(0.01% )	13.06%	2.07%	1.35%

$18,830	$14,863	$15,526	$13,530	$14,991
1.57%	1.57%	1.57%	1.63%	1.63%

1.72%	1.73%	1.73%	1.72%	1.72%
3.35%	3.61%	3.73%	3.67%	3.36%

3.20%	3.45%	3.57%	3.58%	3.27%
32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.880	$11.260	$10.600	$10.640	$10.730

0.444	0.460	0.455	0.452	0.448
0.758	(0.397)	0.661	(0.041)	(0.089)
1.202	0.063	1.116	0.411	0.359

(0.442)	(0.443)	(0.456)	(0.451)	(0.449)
(0.442)	(0.443)	(0.456)	(0.451)	(0.449)

$11.640	$10.880	$11.260	$10.600	$10.640

11.23%	0.71%	10.74%	4.11%	3.38%

$230,787	$216,151	$237,545	$226,393	$234,630
0.84%	0.88%	0.93%	0.90%	0.93%

0.93%	0.95%	0.95%	0.95%	0.95%
3.91%	4.30%	4.16%	4.43%	4.16%

3.82%	4.23%	4.14%	4.38%	4.14%
24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.890	$11.270	$10.610	$10.640	$10.730

0.360	0.380	0.373	0.375	0.367
0.758	(0.397)	0.661	(0.031)	(0.089)
1.118	(0.017)	1.034	0.344	0.278

(0.358)	(0.363)	(0.374)	(0.374)	(0.368)
(0.358)	(0.363)	(0.374)	(0.374)	(0.368)

$11.650	$10.890	$11.270	$10.610	$10.640

10.41%	(0.04% )	9.91%	3.43%	2.60%

$173	$609	$1,429	$2,693	$3,961
1.59%	1.63%	1.68%	1.65%	1.68%

1.68%	1.70%	1.70%	1.70%	1.70%
3.16%	3.55%	3.41%	3.68%	3.41%

3.07%	3.48%	3.39%	3.63%	3.39%
24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.910	$11.290	$10.630	$10.660	$10.750

0.360	0.381	0.374	0.375	0.367
0.758	(0.397)	0.661	(0.031)	(0.089)
1.118	(0.016)	1.035	0.344	0.278

(0.358)	(0.364)	(0.375)	(0.374)	(0.368)
(0.358)	(0.364)	(0.375)	(0.374)	(0.368)

$11.670	$10.910	$11.290	$10.630	$10.660

10.39%	(0.03%)	9.90%	3.43%	2.60%

$14,282	$13,253	$15,155	$11,542	$9,836
1.59%	1.63%	1.68%	1.65%	1.68%

1.68%	1.70%	1.70%	1.70%	1.70%
3.16%	3.55%	3.41%	3.68%	3.41%

3.07%	3.48%	3.39%	3.63%	3.39%
24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.730	$12.120	$11.490	$11.260	$11.260

0.438	0.438	0.431	0.436	0.437
0.509	(0.385)	0.633	0.228	—
0.947	0.053	1.064	0.664	0.437

(0.437)	(0.436)	(0.434)	(0.434)	(0.437)
—	(0.007)	—	—	—
(0.437)	(0.443)	(0.434)	(0.434)	(0.437)

$12.240	$11.730	$12.120	$11.490	$11.260

8.21%	0.56%	9.44%	6.12%	3.93%

$119,025	$98,821	$104,287	$86,445	$72,237
0.88%	0.90%	0.94%	0.88%	0.85%

0.94%	0.96%	0.96%	0.96%	0.96%
3.65%	3.78%	3.66%	3.94%	3.87%

3.59%	3.72%	3.64%	3.86%	3.76%
17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.710	$12.100	$11.470	$11.240	$11.240

0.348	0.350	0.343	0.353	0.353
0.509	(0.385)	0.633	0.228	—
0.857	(0.035)	0.976	0.581	0.353

(0.347)	(0.348)	(0.346)	(0.351)	(0.353)
—	(0.007)	—	—	—
(0.347)	(0.355)	(0.346)	(0.351)	(0.353)

$12.220	$11.710	$12.100	$11.470	$11.240

7.41%	(0.19% )	8.64%	5.34%	3.17%

$582	$912	$2,450	$3,359	$5,123
1.63%	1.65%	1.69%	1.63%	1.60%

1.69%	1.71%	1.71%	1.71%	1.71%
2.90%	3.03%	2.91%	3.19%	3.12%

2.84%	2.97%	2.89%	3.11%	3.01%
17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$11.720	$12.110	$11.480	$11.250	$11.250

0.348	0.351	0.342	0.353	0.352
0.509	(0.385)	0.633	0.228	—
0.857	(0.034)	0.975	0.581	0.352

(0.347)	(0.349)	(0.345)	(0.351)	(0.352)
—	(0.007)	—	—	—
(0.347)	(0.356)	(0.345)	(0.351)	(0.352)

$12.230	$11.720	$12.110	$11.480	$11.250

7.41%	(0.20% )	8.63%	5.34%	3.16%

$40,738	$35,797	$35,591	$19,176	$11,490
1.63%	1.65%	1.69%	1.63%	1.60%

1.69%	1.71%	1.71%	1.71%	1.71%
2.90%	3.03%	2.91%	3.19%	3.12%

2.84%	2.97%	2.89%	3.11%	3.01%
17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.800	$11.150	$10.450	$10.300	$10.300

0.426	0.406	0.429	0.409	0.411
0.867	(0.351)	0.700	0.148	—
1.293	0.055	1.129	0.557	0.411

(0.423)	(0.405)	(0.429)	(0.407)	(0.411)
(0.423)	(0.405)	(0.429)	(0.407)	(0.411)

$11.670	$10.800	$11.150	$10.450	$10.300

12.18%	0.63%	11.02%	5.65%	4.04%

$53,456	$37,051	$37,716	$22,780	$15,340
0.80%	0.80%	0.80%	0.85%	0.85%

1.01%	1.05%	1.07%	1.10%	1.09%
3.77%	3.82%	3.94%	4.10%	3.97%

3.56%	3.57%	3.67%	3.85%	3.73%
28%	54%	15%	36%	28%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.780	$11.120	$10.420	$10.270	$10.280

0.341	0.326	0.347	0.334	0.333
0.867	(0.341)	0.700	0.148	(0.010)
1.208	(0.015)	1.047	0.482	0.323

(0.338)	(0.325)	(0.347)	(0.332)	(0.333)
(0.338)	(0.325)	(0.347)	(0.332)	(0.333)

$11.650	$10.780	$11.120	$10.420	$10.270

11.36%	(0.04% )	10.21%	4.88%	3.17%

$318	$477	$736	$1,018	$1,549
1.55%	1.55%	1.55%	1.60%	1.60%

1.76%	1.80%	1.82%	1.85%	1.84%
3.02%	3.07%	3.19%	3.35%	3.22%

2.81%	2.82%	2.92%	3.10%	2.98%
28%	54%	15%	36%	28%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
$10.780	$11.120	$10.420	$10.270	$10.280

0.340	0.326	0.346	0.333	0.333
0.857	(0.341)	0.700	0.148	(0.010)
1.197	(0.015)	1.046	0.481	0.323

(0.337)	(0.325)	(0.346)	(0.331)	(0.333)
(0.337)	(0.325)	(0.346)	(0.331)	(0.333)

$11.640	$10.780	$11.120	$10.420	$10.270

11.26%	(0.04% )	10.20%	4.88%	3.17%

$20,524	$14,235	$13,462	$5,651	$2,049
1.55%	1.55%	1.55%	1.60%	1.60%

1.76%	1.80%	1.82%	1.85%	1.84%
3.02%	3.07%	3.19%	3.35%	3.22%

2.81%	2.82%	2.92%	3.10%	2.98%
28%	54%	15%	36%	28%

Notes to financial statements
Delaware Investments® state tax-free funds	August 31, 2012

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are each individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each, a Fund or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income tax in its respective state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2009–August 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Funds declare dividends daily from net investment income and pay the dividends monthly and declare and pay distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended August 31, 2012.

Notes to financial statements
Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended August 31, 2012, the Funds earned the following amounts under this agreement:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$42	$30	$92	$56	$20

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding the following percentages of each Fund’s average daily net assets through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Operating expense
limitation as a percentage
of average daily net assets
(per annum)	0.59%	0.57%	0.59%	0.63%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended August 31, 2012, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$5,186	$4,708	$11,697	$7,259	$3,089

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares.

At August 31, 2012, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fees payable to DMC	$46,493	$34,716	$102,953	$70,872	$24,246
Dividend disbursing,
transfer agent and fund
accounting oversight
fees and other expenses
payable to DSC	2,496	2,714	5,723	3,705	1,702
Distribution fees
payable to DDLP	27,224	36,873	60,947	59,308	28,361
Other expenses payable to
DMC and affiliates*	1,653	1,949	4,129	2,356	1,370

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Investments® state tax-free funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended August 31, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$2,924	$2,609	$6,590	$4,074	$1,721

For the year ended August 31, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$8,117	$11,226	$22,464	$55,839	$26,059

For the year ended August 31, 2012, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$0	$2,717	$0	$31	$0
Class B	53	26	0	0	0
Class C	0	25	0	3,304	240

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$36,253,950	$56,058,490	$57,102,138	$41,707,441	$34,884,546
Sales	35,771,298	30,709,115	55,608,165	24,117,863	17,251,986

At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$99,481,065	$107,589,705	$226,684,169	$146,750,941	$68,218,269
Aggregate
unrealized
appreciation	$8,508,341	$9,100,551	$19,386,384	$12,165,960	$6,333,856
Aggregate
unrealized
(depreciation)	(16,087)	(75,370)	(531,630)	—	(11,307)
Net unrealized
appreciation	$8,492,254	$9,025,181	$18,854,754	$12,165,960	$6,322,549

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Notes to financial statements
Delaware Investments® state tax-free funds

3. Investments (continued)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2012:

	Delaware Tax-Free Arizona Fund
		Level 2
Municipal Bonds		$107,973,319

	Delaware Tax-Free California Fund
		Level 2
Municipal Bonds		$115,614,886
Short-Term Investment		1,000,000
Total		$116,614,886

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$244,862,423	$244,862,423
Short-Term Investments	376,500	300,000	676,500
Total	$376,500	$245,162,423	$245,538,923

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$157,247,594	$157,247,594
Short-Term Investments	1,249,307	420,000	1,669,307
Total	$1,249,307	$157,667,594	$158,916,901

	Delaware Tax-Free New York Fund
		Level 2
Municipal Bonds		$73,040,818
Short-Term Investments		1,500,000
Total		$74,540,818

During the year ended August 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2012 and 2011 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Year Ended 8/31/12
Tax-exempt income	$4,071,429	$3,785,457	$9,184,480	$5,085,903	$2,214,770
Ordinary income	4	—	—	27	851
Long-term capital gains	27,070	—	—	—	—
Total	$4,098,503	$3,785,457	$9,184,480	$5,085,930	$2,215,621

Year Ended 8/31/11
Tax-exempt income	$4,112,014	$3,499,954	$9,447,544	$4,647,399	$1,826,536
Ordinary income	101,505	77,870	123,382	137,722	16,404
Long-term capital gains	273,094	—	—	24,209	—
Total	$4,486,613	$3,577,824	$9,570,926	$4,809,330	$1,842,940

Notes to financial statements
Delaware Investments® state tax-free funds

5. Components of Net Assets on a Tax Basis

As of August 31, 2012, the components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of beneficial
interest	$98,005,801	$108,881,968	$227,706,481	$149,358,034	$67,851,237
Undistributed tax-
exempt income	125,060	123,583	568,497	115,520	67,040
Undistributed
long-term
capital gains	762,026	—	—	—	117,066
Distributions
payable	(99,751)	(104,820)	(215,935)	(132,164)	(59,941)
Qualified late year
long-term capital
losses deferred	—	—	—	(298,353)	—
Capital loss
carryforwards	—	(369,988)	(1,671,323)	(863,783)	—
Unrealized
appreciation
of investments	8,492,254	9,025,181	18,854,754	12,165,960	6,322,549
Net assets	$107,285,390	$117,555,924	$245,242,474	$160,345,214	$74,297,951

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses of wash sales, tax treatment of market discount and premium on debt instruments and distributions payable.

Qualified late year losses represent losses realized on investment transactions from November 1, 2011 through August 31, 2012 that, in accordance with federal income tax regulation, Delaware Tax-Free Idaho Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2012, the Funds recorded the following reclassifications:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(25,305)	$(10,781)	$(21,646)	$(17,401)	$(10,585)
Accumulated net realized
gain (loss)	25,305	10,781	21,646	17,401	10,585

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2012, the Funds utilized capital loss carryforwards as follows:

Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free
California Fund	Colorado Fund	New York Fund
$139,322	$1,141,379	$28,006

Capital loss carryforwards remaining at August 31, 2012 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2014	$—	$—	$1,627,145	$—	$—
2016	—	—	44,178	—	—
2019	—	369,988	—	—	—
Total	$—	$369,988	$1,671,323	$—	$—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free Idaho Fund	$863,783	$—

Notes to financial statements
Delaware Investments® state tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Year Ended		Year Ended		Year Ended
	8/31/12	8/31/11	8/31/12	8/31/11	8/31/12	8/31/11
Shares sold:
Class A	439,537	866,329	2,916,355	1,260,131	895,891	905,561
Class B	—	40	2,492	41	—	27
Class C	71,479	71,073	415,741	355,660	151,986	162,405

Shares issued upon reinvestment of dividends and distributions:
Class A	236,927	199,470	192,283	164,198	580,278	560,364
Class B	1,218	2,852	1,958	4,880	529	1,985
Class C	15,162	13,627	38,704	35,603	31,740	32,471
	764,323	1,153,391	3,567,533	1,820,513	1,660,424	1,662,813
Shares redeemed:
Class A	(779,149)	(1,847,336)	(1,100,987)	(1,722,598)	(1,507,938)	(2,700,759)
Class B	(49,279)	(184,115)	(47,147)	(168,581)	(41,596)	(72,932)
Class C	(94,840)	(164,691)	(243,641)	(402,444)	(174,363)	(322,740)
	(923,268)	(2,196,142)	(1,391,775)	(2,293,623)	(1,723,897)	(3,096,431)
Net increase
(decrease)	(158,945)	(1,042,751)	2,175,758	(473,110)	(63,473)	(1,433,618)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Year Ended		Year Ended
	8/31/12	8/31/11	8/31/12	8/31/11
Shares sold:
Class A	2,264,249	1,900,076	1,677,664	1,003,049
Class B	11	—	3,300	—
Class C	773,648	788,345	538,503	364,898

Shares issued upon reinvestment of dividends and distributions:
Class A	235,429	226,583	123,671	96,410
Class B	1,347	3,332	917	1,212
Class C	78,088	72,898	35,307	29,809
	3,352,772	2,991,234	2,379,362	1,495,378
Shares redeemed:
Class A	(1,203,335)	(2,303,200)	(651,615)	(1,052,715)
Class B	(31,696)	(127,823)	(21,163)	(23,226)
Class C	(576,195)	(744,786)	(132,201)	(284,284)
	(1,811,226)	(3,175,809)	(804,979)	(1,360,225)
Net increase (decrease)	1,541,546	(184,575)	1,574,383	135,153

For the years ended August 31, 2012 and 2011, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/12			8/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	9,844	9,861	$115,358	114,565	114,667	$1,289,672
Delaware Tax-Free
California Fund	25,311	25,461	290,956	111,060	111,540	1,237,217
Delaware Tax-Free
Colorado Fund	19,768	19,816	221,534	53,647	53,698	571,670
Delaware Tax-Free
Idaho Fund	11,453	11,457	135,471	92,109	91,931	1,068,723
Delaware Tax-Free
New York Fund	1,349	1,349	14,846	12,407	12,373	130,210

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of August 31, 2012 or at any time during the year then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The values of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse

Notes to financial statements
Delaware Investments® state tax-free funds

8. Credit and Market Risk (continued)

impact on the value of insured bonds held in each Fund. At August 31, 2012, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
26.40%	8.54%	23.17%	20.27%	4.33%

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of August 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Insured Funds, Voyageur Mutual Funds and Voyageur Mutual Funds II and the Shareholders of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund and Delaware Tax-Free Colorado Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Arizona Fund (constituting Voyageur Insured Funds), Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (three of the series constituting Voyageur Mutual Funds) and Delaware Tax-Free Colorado Fund (constituting Voyageur Mutual Funds II) (hereafter collectively referred to as the “Funds”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2012

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board Consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund Investment Advisory Agreements

At a meeting held on August 21–23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for each of the Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board Consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund Investment Advisory Agreements (continued)

the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry awards, including being named best fund family for 2011 by Barron’s and best mixed asset small company by Lipper for the second year in a row. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Tax-Free Arizona Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Arizona municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the second quartile and the Fund’s total return for the ten-year period was in the first quartile. The Fund’s performance results were mixed but tended toward median, which was acceptable.

Delaware Tax-Free California Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional California municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-, five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

Delaware Tax-Free Colorado Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Colorado municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, five- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the second quartile. The Board was satisfied with performance.

Delaware Tax-Free Idaho Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the first quartile. The Board determined that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking effective action to improve Fund performance and meet the Board’s performance objective.

Delaware Tax-Free New York Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional New York municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, five- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board Consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund Investment Advisory Agreements (continued)

12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Tax-Free Arizona Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free California Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free Colorado Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. Consequently, the Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Idaho Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free New York Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that each Fund’s fee was structured so that when the Fund grows, economies of scale may be shared.

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Tax Information

The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2012, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Long-Term	Ordinary	Tax-Exempt
	Capital Gains	Income	Income	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Arizona Fund	0.66%	—	99.34%	100.00%
Delaware Tax-Free California Fund	—	—	100.00%	100.00%
Delaware Tax-Free Colorado Fund	—	—	100.00%	100.00%
Delaware Tax-Free Idaho Fund	—	—	100.00%	100.00%
Delaware Tax-Free New York Fund	—	0.04%	99.96%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	71	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	71	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	71	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	71	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Private Investor	71	None
(2004–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer —	71	Trust Manager — Camden
Banco Itaú Europa		Property Trust
International		(since August 2011)
(since April 2012)

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	71	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(January 2005–July 2012)

Founder	71	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
P/E Investments		(2003–2008)
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	71	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	71	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	71	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	71	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett1
     John A. Fry
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $15,900 for the fiscal year ended August 31, 2012.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $16,300 for the fiscal year ended August 31, 2011.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $3,050 for the fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax review.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2011.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended August 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,092,966 and $0 for the registrant’s fiscal years ended August 31, 2012 and August 31, 2011, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS II

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 2, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 2, 2012